UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® VIP Investment Grade Central Fund VIP Investment Grade Central Fund

This annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, the fund's modestly longer duration (i.e., slightly more interest-rate sensitivity) contributed to performance versus the Bloomberg U.S. Aggregate Index for the year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a modest contribution to relative performance, led by picks among financials, particularly banks and REITs.
•In the government-related sector, non-index exposure to bonds issued by Mexico's state-owned oil and gas company Pemex (Petroleos Mexicanos) buoyed relative performance as well.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities, helped.
•In contrast, the fund's underweight in mortgage-backed securities detracted versus the benchmark.
•An underweight in the bonds of industrial firms within the corporate sector also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investment Grade Central Fund	7.54%	0.25%	2.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,275,051,142
Number of Holdings	1,982
Total Advisory Fee	$0
Portfolio Turnover	129%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.3
AAA - 8.6
AA - 1.0
A - 8.4
BBB - 13.0
BB - 1.3
B - 0.8
Not Rated - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.2
Corporate Bonds - 22.0
U.S. Government Agency - Mortgage Securities - 15.1
Asset-Backed Securities - 10.0
CMOs and Other Mortgage Related Securities - 6.4
Other Investments - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 5.1
Mexico - 0.7
Bailiwick Of Jersey - 0.7
United Kingdom - 0.6
Ireland - 0.5
Netherlands - 0.4
Switzerland - 0.2
Canada - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.4
US Treasury Bonds	11.8
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.6
Uniform Mortgage Backed Securities	2.6
Bank of America Corp	1.2
Freddie Mac Multifamily Structured pass-thru certificates	1.2
JPMorgan Chase & Co	1.1
Morgan Stanley	1.1
67.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914315.101    1619-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$83,900	$-	$7,200	$800

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$81,100	$0	$13,400	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,440,200	$3,364,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® VIP Investment Grade Central Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® VIP Investment Grade Central Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 10.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (c)(d)(g)	2,147,000	2,151,887
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (c)(d)(g)	758,000	759,866
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (c)(d)(g)	4,137,000	4,147,715
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9707% 1/25/2039 (c)(d)(g)	2,088,000	2,088,925
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (c)(d)(g)	2,397,000	2,402,913
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (c)(d)(g)	2,447,000	2,449,560
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (c)(d)(g)	2,445,000	2,448,985
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (c)(d)(g)	2,057,000	2,061,618
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (c)(d)(g)	2,092,000	2,099,111
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (c)(d)(g)	1,856,000	1,862,006
TOTAL BAILIWICK OF JERSEY		22,472,586
GRAND CAYMAN (UK OVERSEAS TER) - 5.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (c)(d)(g)	2,190,000	2,195,374
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (c)(d)(g)	3,132,569	3,132,462
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (c)(d)(g)	2,577,000	2,583,723
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (c)(d)(g)	1,532,000	1,535,697
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (c)(d)(g)	3,308,000	3,315,787
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (c)(d)(g)	2,687,000	2,694,851
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (c)(d)(g)	1,039,487	1,040,219
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (c)(d)(g)	1,386,000	1,390,657
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (c)(d)(g)	2,126,000	2,127,505
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (c)(d)(g)	2,173,138	2,174,538
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (c)(d)(g)	1,292,000	1,294,972
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (c)(d)(g)	3,122,000	3,126,421
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (c)(d)(g)	2,095,000	2,099,286
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (c)(d)(g)	2,282,638	2,285,338
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (c)(d)(g)	2,122,000	2,122,492
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (c)(d)(g)	2,095,000	2,096,697
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (c)(d)(g)	2,227,000	2,230,628
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (c)(d)(g)	1,601,217	1,602,942
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (c)(d)(g)	1,648,000	1,652,654
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (c)(d)(g)	2,843,000	2,850,312
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(g)	2,370,000	2,370,943
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (c)(d)(g)	1,960,000	1,960,186
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (c)(d)(g)	1,848,000	1,852,457
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (c)(d)(g)	2,429,000	2,429,000
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (c)(d)(g)	1,562,000	1,564,871
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (c)(d)(g)	1,403,000	1,404,463
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (c)(d)(g)	2,120,000	2,126,252
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (c)(d)(g)	2,425,000	2,425,584
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (c)(d)(g)	2,990,000	2,991,531
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (c)(d)(g)	2,356,000	2,361,555
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (c)(d)(g)	2,806,000	2,812,510
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (c)(d)(g)	2,219,000	2,224,781
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (c)(d)(g)	2,283,000	2,286,226
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (c)(d)(g)	2,121,000	2,117,721
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (c)(d)(g)	2,662,000	2,660,429
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(g)	2,090,000	2,090,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (c)(d)(g)	2,133,000	2,139,877
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (c)(d)(g)	2,396,000	2,401,868
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (g)	894,055	878,815
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (c)(d)(g)	2,115,000	2,118,247
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (c)(d)(g)	1,534,000	1,533,212
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (c)(d)(g)	1,000,000	1,000,700
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (c)(d)(g)	2,186,940	2,188,064
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (c)(d)(g)	2,724,000	2,730,341
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (c)(d)(g)	1,390,072	1,390,643
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(g)	2,357,478	2,361,599
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (c)(d)(g)	2,169,000	2,174,288
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (c)(d)(g)	1,483,000	1,482,964
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (c)(d)(g)	1,342,000	1,344,386
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (c)(d)(g)	1,823,166	1,823,728
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (c)(d)(g)	5,340,000	5,344,091
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (c)(d)(g)	2,086,000	2,090,842
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (c)(d)(g)	1,997,000	1,995,410
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (c)(d)(g)	2,717,000	2,717,277
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (c)(d)(g)	2,531,000	2,527,123
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (c)(d)(g)	2,147,000	2,152,342
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (c)(d)(g)	3,605,000	3,611,194
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(d)(g)	1,891,000	1,891,469
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(d)(g)	2,254,000	2,259,653
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(g)	1,470,000	1,469,807
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (c)(d)(g)	2,452,000	2,456,252
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (c)(d)(g)	1,397,000	1,397,584
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (c)(d)(g)	1,921,000	1,923,536
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (c)(d)(g)	3,069,000	3,077,157
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (c)(d)(g)	250,000	250,362
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (c)(d)(g)	1,936,000	1,932,128
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (c)(d)(g)	834,000	835,325
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (c)(d)(g)	2,158,000	2,158,451
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (c)(d)(g)	958,990	959,230
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (c)(d)(g)	2,101,178	2,097,734
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (c)(d)(g)	761,000	761,758
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (g)	941,896	932,525
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (c)(d)(g)	1,065,000	1,067,922
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (c)(d)(g)	2,626,000	2,628,437
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (c)(d)(g)	1,380,000	1,383,306
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (c)(d)(g)	2,113,000	2,115,690
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (c)(d)(g)	1,771,000	1,775,178
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (c)(d)(g)	1,886,000	1,890,189
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (c)(d)(g)	1,289,796	1,290,004
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(g)	363,159	363,340
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (g)	918,846	911,994
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (c)(d)(g)	1,190,000	1,192,889
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (c)(d)(g)	648,000	648,707
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		164,908,702
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (g)	708,385	721,962
MULTI-NATIONAL - 0.2%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (c)(d)(g)	1,736,000	1,736,214
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (c)(d)(g)	2,418,000	2,424,311
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (c)(d)(g)	1,400,000	1,402,815
TOTAL MULTI-NATIONAL		5,563,340
UNITED STATES - 4.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (g)	1,532,187	1,574,376
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (g)	1,399,233	1,437,761
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (g)	1,245,387	1,269,199
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (g)	88,582	88,499
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (g)	61,284	60,484
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (g)	851,716	820,091
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (g)	2,339,385	2,219,679
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (g)	2,474,332	2,476,690
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (g)	6,800,000	6,868,000
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (g)	1,699,393	1,737,925
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (g)	149,182	148,137
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (g)	1,777,560	1,688,125
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (g)(h)	302,739	303,345
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	500,000	500,924
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	100,000	100,462
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (g)	233,927	231,588
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (g)	583,424	571,756
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (g)	666,261	632,990
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (g)	47,645	47,241
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (g)	1,705,703	1,694,567
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (g)	4,582,080	4,084,390
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (g)	844,800	828,686
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (g)	1,760,000	1,765,192
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (g)	1,430,000	1,433,488
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (g)	4,561,000	4,612,921
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (g)	1,000,000	1,002,771
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (g)	2,400,000	2,408,076
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (g)	1,230,000	1,243,583
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (g)	500,000	500,109
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (g)	365,000	365,225
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	2,400,000	2,407,231
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (c)(d)(g)	2,272,000	2,276,112
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	1,000,000	1,000,905
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (g)	4,910,000	4,943,644
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (g)	2,899,732	2,944,802
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (g)	1,690,000	1,713,400
GreatAmerica Leasing Receivables Series 2025-2 Class A2, 4.22% 5/15/2028 (g)	2,900,000	2,909,712
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (c)(d)(g)	2,081,000	2,078,942
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (g)	534,729	529,557
Hpefs Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (g)	4,500,000	4,507,724
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (g)	3,247,163	3,247,261
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (g)	1,786,500	1,823,062
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (g)	1,331,663	1,357,288
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (g)	900,000	903,045
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (g)	3,202,686	3,173,612
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (c)(d)(g)	2,081,000	2,083,014
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (g)	4,200,000	4,247,957
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (g)	4,000,000	3,943,619
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (g)	2,240,000	2,244,138
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (g)	2,400,000	2,403,168
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (g)	358,641	366,590
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (g)	2,368,705	2,374,138
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (g)	1,396,840	1,338,210
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (g)	1,353,275	1,284,245
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (g)	1,445,000	1,452,414
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (g)	733,000	732,182
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (g)	560,000	538,192
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (g)	1,413,745	1,450,124
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (g)	1,933,470	1,999,669
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (g)	3,708,540	3,759,811
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (g)	2,204,730	2,251,704
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (g)	2,636,370	2,618,291
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (g)	2,749,230	2,740,825
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (g)	1,300,860	1,290,918
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (g)	3,045,000	3,030,537
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.7062% 9/25/2034 (c)(d)	1,997	2,146
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (g)	1,700,000	1,699,567
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (g)	1,753,387	1,781,833
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (g)	4,900,000	4,913,606
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (d)(g)	2,136,934	2,135,486
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (g)	1,100,000	1,102,910
TOTAL UNITED STATES		132,317,871
TOTAL ASSET-BACKED SECURITIES (Cost $325,230,157)		325,984,461

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	880,022
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,560,377

TOTAL UNITED STATES		3,440,399
TOTAL BANK NOTES (Cost $3,276,693)		3,440,399

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.5742% 9/25/2052 (c)(d)	4,473,141	4,443,418
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2053 (c)(d)	1,845,808	1,856,341
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	5,193	5,324
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.5242% 6/25/2054 (c)(d)	2,375,194	2,401,461
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.5242% 8/25/2054 (c)(d)	2,356,593	2,382,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.4242% 7/25/2052 (c)(d)	873,349	866,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.5442% 8/25/2052 (c)(d)	1,034,859	1,021,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.6242% 9/25/2052 (c)(d)	1,880,870	1,869,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.5742% 9/25/2052 (c)(d)	1,528,259	1,505,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.5242% 9/25/2052 (c)(d)	1,127,649	1,122,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (c)(d)	2,965,790	2,986,649
Ginnie Mae REMIC pass-thru certificates Series 2023-60 Class FT, CME Term SOFR 1 month Index + 0.5145%, 4.2484% 3/20/2044 (c)(d)	4,564,226	4,524,845
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (g)	505,520	481,796
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (d)(g)	2,048,243	2,047,380
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (d)(g)	4,261,571	4,298,323
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (d)(g)	700,000	682,920
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (d)(g)	2,147,919	2,148,865
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (g)	2,680,249	2,671,303
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	327	307
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (d)(g)	437,040	412,328
TOTAL UNITED STATES		37,730,150
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,688,087)		37,730,150

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (g)	885,496	846,803
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (g)	265,000	248,782
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	915,887	912,805
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061	2,230,000	2,113,055
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	191,298
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (d)	1,307,000	1,395,841
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (d)(g)(i)	13,700,000	564,751
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	418,830
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	5,650,000	5,641,878
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,860,919
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	382,067
Benchmark Mortgage Trust Series 2020-B17 Class A4, 2.0422% 3/15/2053	1,675,000	1,531,399
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	4,596,963	4,079,235
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.6346% 10/15/2058 (d)(g)(i)	32,500,000	640,250
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0923% 3/15/2041 (c)(d)(g)	1,045,977	1,046,621
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	1,800,000	1,875,616
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.1221% 6/15/2041 (c)(d)(g)	1,665,000	1,667,598
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3917% 6/15/2041 (c)(d)(g)	822,000	822,513
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5914% 6/15/2041 (c)(d)(g)	581,000	581,718
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (d)(g)	7,379,000	7,525,318
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.2411% 4/15/2037 (c)(d)(g)	1,296,175	1,297,369
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.1418% 3/15/2041 (c)(d)(g)	4,701,674	4,704,568
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1935% 4/15/2040 (c)(d)(g)	4,211,353	4,213,983
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.3914% 5/15/2041 (d)(g)	2,810,705	2,815,047
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (c)(d)(g)	780,087	776,320
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (c)(d)(g)	1,007,281	999,091
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (c)(d)(g)	665,897	659,709
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (c)(d)(g)	699,023	689,684
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (d)(g)	5,519,000	5,184,719
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.5536% 10/15/2036 (c)(d)(g)	2,648,253	2,640,001
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.7633% 10/15/2036 (c)(d)(g)	396,287	395,052
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.9631% 10/15/2036 (c)(d)(g)	530,325	528,011
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.1628% 10/15/2036 (c)(d)(g)	514,682	512,116
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.812% 10/15/2036 (c)(d)(g)	1,789,733	1,785,271
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.763% 2/15/2039 (c)(d)(g)	531,455	530,635
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.0624% 2/15/2039 (c)(d)(g)	1,038,100	1,036,805
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.3118% 2/15/2039 (c)(d)(g)	758,100	757,155
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.7109% 2/15/2039 (c)(d)(g)	758,100	757,155
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.5115% 12/9/2040 (c)(d)(g)	1,346,813	1,348,061
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.9409% 12/9/2040 (c)(d)(g)	297,860	298,136
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.3903% 12/9/2040 (c)(d)(g)	161,102	161,400
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.0429% 12/15/2039 (c)(d)(g)	4,093,560	4,093,559
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.6655% 2/15/2036 (c)(d)(g)	278,000	277,659
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.192% 4/15/2041 (c)(d)(g)	3,215,880	3,218,856
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.4416% 4/15/2041 (c)(d)(g)	512,781	513,732
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6913% 4/15/2041 (c)(d)(g)	425,514	426,566
BX Trust 2025 Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.9001% 2/15/2035 (c)(d)(g)	2,987,000	2,979,538
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.894% 3/15/2030 (c)(d)(g)	6,056,379	6,048,813
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.1436% 3/15/2030 (c)(d)(g)	886,542	883,218
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2934% 3/15/2030 (c)(d)(g)	1,249,128	1,244,447
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6901% 4/15/2037 (c)(d)(g)	970,200	971,392
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.0401% 4/15/2037 (c)(d)(g)	219,099	219,436
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5891% 4/15/2037 (c)(d)(g)	183,399	183,737
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1922% 2/15/2039 (c)(d)(g)	2,661,605	2,663,244
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.5417% 2/15/2039 (c)(d)(g)	343,373	344,115
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.4414% 3/15/2041 (c)(d)(g)	835,800	836,573
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.691% 3/15/2041 (c)(d)(g)	1,109,500	1,110,869
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0802% 6/15/2035 (c)(d)(g)	816,000	816,000
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (d)(g)	1,812,000	1,835,537
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (g)	2,884,025	2,328,563
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	852,651
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (d)(g)	563,000	579,039
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (g)	1,431,000	1,430,974
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.0501% 10/15/2042 (c)(d)(g)	6,780,000	6,790,586
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.3501% 10/15/2042 (c)(d)(g)	760,000	761,187
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.6001% 10/15/2042 (c)(d)(g)	370,000	370,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,000,000	898,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.5286% 3/25/2029 (c)(d)	997,392	995,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	600,000	606,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	400,000	403,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	4,750,000	4,808,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,100,000	4,159,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,300,000	1,313,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	700,000	707,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	400,000	401,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.55% 10/25/2030	3,100,000	3,098,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.5486% 10/25/2030 (c)(d)	1,900,000	1,899,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,700,000	1,713,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,500,000	2,516,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (d)	800,000	795,403
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (d)(g)	1,264,000	1,268,773
JPMDB Commercial Mortgage Securities Trust Series 2017-C7 Class A5, 3.4092% 10/15/2050	1,851,000	1,819,946
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (g)	223,602	152,071
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (g)(j)	386,779	220,157
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.0454% 5/15/2039 (c)(d)(g)	3,430,000	3,307,872
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.544% 5/15/2039 (c)(d)(g)	2,383,000	2,153,541
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.8432% 5/15/2039 (c)(d)(g)	1,335,000	1,203,213
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.292% 5/15/2039 (c)(d)(g)	1,187,000	957,395
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.9645% 3/15/2038 (c)(d)(g)	36,263	36,108
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.2645% 3/15/2038 (c)(d)(g)	330,648	328,794
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.6145% 3/15/2038 (c)(d)(g)	288,995	287,006
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,883,953
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	2,700,000	2,769,823
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	529,063	539,209
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (g)	1,000,000	1,001,070
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.7501% 2/15/2039 (c)(d)(g)	642,000	641,784
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.4001% 2/15/2039 (c)(d)(g)	334,000	334,549
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5954% 11/15/2038 (c)(d)(g)	2,830,547	2,828,802
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.9444% 11/15/2038 (c)(d)(g)	1,734,655	1,733,584
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1936% 11/15/2038 (c)(d)(g)	737,143	736,688
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.4428% 11/15/2038 (c)(d)(g)	484,482	484,183
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.993% 12/15/2039 (c)(d)(g)	5,273,000	5,272,997
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.3425% 12/15/2039 (c)(d)(g)	613,000	613,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.742% 12/15/2039 (c)(d)(g)	452,000	452,564
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (g)	1,766,729	1,517,731
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (g)	113,488	93,169
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	3,000,000	2,855,940
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.0655% 5/15/2031 (c)(d)(g)	1,349,000	1,348,066
TOTAL UNITED STATES		170,380,201
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $172,727,055)		170,380,201

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (g)	966,000	921,443
Kingdom of Saudi Arabia 4.5% 4/22/2060 (g)	736,000	586,960
TOTAL SAUDI ARABIA		1,508,403
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,692,023)		1,508,403

Non-Convertible Corporate Bonds - 22.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(g)	802,000	773,508
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,139,000	1,120,709

TOTAL AUSTRALIA		1,894,217
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (g)	262,000	260,714
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	797,346
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,817,551
Cenovus Energy Inc 4.65% 3/20/2031	641,000	639,004
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	980,637
Cenovus Energy Inc 5.4% 3/20/2036	493,000	492,353
Enbridge Inc 4.25% 12/1/2026	544,000	545,038
TOTAL ENERGY		5,271,929
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	578,125
TOTAL CANADA		6,110,768
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (d)(g)	2,966,000	3,113,513
Societe Generale SA 5.5% 4/13/2029 (d)(g)	2,025,000	2,073,930

TOTAL FRANCE		5,187,443
GERMANY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	600,000	609,213
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,600,000	1,675,103
TOTAL FINANCIALS		2,284,316
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (g)	1,867,000	1,856,529
TOTAL GERMANY		4,140,845
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (g)	1,070,000	847,892
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,219,200
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,255,488
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,278,797
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	959,000	959,085
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,164,452
TOTAL FINANCIALS		8,877,022
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (g)	485,000	484,883
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (g)	1,433,000	1,433,437
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (g)	2,000,000	1,987,126
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (g)	219,000	222,587
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (g)	1,183,000	1,214,475
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (g)	2,774,000	2,890,430
TOTAL INDUSTRIALS		8,232,938
TOTAL IRELAND		17,109,960
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (g)	3,922,000	3,923,889
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (g)	424,000	427,578
NTT Finance Corp 4.62% 7/16/2028 (g)	429,000	434,706
NTT Finance Corp 4.876% 7/16/2030 (g)	1,128,000	1,148,769

TOTAL JAPAN		2,011,053
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,894,180
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	3,178,060
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,734,838
Petroleos Mexicanos 6.7% 2/16/2032	6,634,000	6,614,961
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	3,045,403
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,961,637
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	4,456,602

TOTAL MEXICO		22,885,681
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (d)(g)	9,000,000	9,156,653
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	936,000	940,927
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,700,000	2,739,894
TOTAL INFORMATION TECHNOLOGY		3,680,821
TOTAL NETHERLANDS		12,837,474
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (g)	390,345	413,743
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (d)(g)	1,788,000	1,759,470
UBS Group AG 3.869% 1/12/2029 (d)(g)	1,233,000	1,226,042
UBS Group AG 4.194% 4/1/2031 (d)(g)	2,950,000	2,921,883
UBS Group AG 4.55% 4/17/2026	790,000	791,332
		6,698,727
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(g)	200,000	201,340
TOTAL SWITZERLAND		6,900,067
UNITED KINGDOM - 0.6%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,136,538
Imperial Brands Finance PLC 6.125% 7/27/2027 (g)	1,136,000	1,169,304
Reynolds American Inc 5.7% 8/15/2035	373,000	389,056
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,258,864
Reynolds American Inc 7.25% 6/15/2037	909,000	1,050,348
TOTAL CONSUMER STAPLES		5,004,110
Financials - 0.5%
Banks - 0.5%
Barclays PLC 5.088% 6/20/2030 (d)	2,253,000	2,291,336
Barclays PLC 5.2% 5/12/2026	1,908,000	1,916,234
Barclays PLC 5.829% 5/9/2027 (d)	2,670,000	2,685,025
Barclays PLC 6.224% 5/9/2034 (d)	2,277,000	2,448,468
Barclays PLC 6.49% 9/13/2029 (d)	642,000	678,469
Barclays PLC 6.692% 9/13/2034 (d)	3,300,000	3,653,084
NatWest Group PLC 3.073% 5/22/2028 (d)	1,427,000	1,408,867
TOTAL FINANCIALS		15,081,483
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (g)	696,000	672,775
TOTAL UNITED KINGDOM		20,758,368
UNITED STATES - 18.8%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,912,308
AT&T Inc 4.3% 2/15/2030	859,000	860,084
AT&T Inc 4.75% 5/15/2046	4,816,000	4,172,747
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,550,603
Verizon Communications Inc 4.75% 1/15/2033	1,762,000	1,760,620
Verizon Communications Inc 4.78% 2/15/2035	2,099,000	2,066,617
		14,322,979
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,999,400
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	1,993,922
		8,993,322
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	1,029,703
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	317,228
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,073,000	1,010,839
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	816,000	612,979
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	859,873
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	4,805,727
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	845,473
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,612,484
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	791,620
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,067,000	1,122,223
Comcast Corp 2.937% 11/1/2056	2,100,000	1,179,937
Comcast Corp 3.9% 3/1/2038	329,000	286,575
Comcast Corp 4.65% 7/15/2042	779,000	682,910
Time Warner Cable LLC 4.5% 9/15/2042	283,000	217,633
Time Warner Cable LLC 5.5% 9/1/2041	521,000	457,258
Time Warner Cable LLC 5.875% 11/15/2040	460,000	425,663
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,325,824
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,242,569
		23,826,518
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,865,122
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,660,030
T-Mobile USA Inc 4.375% 4/15/2040	404,000	362,408
T-Mobile USA Inc 4.5% 4/15/2050	793,000	653,161
		5,540,721
TOTAL COMMUNICATION SERVICES		52,683,540
Consumer Discretionary - 0.2%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	1,001,132
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	514,197
McDonald's Corp 3.6% 7/1/2030	615,000	603,462
		1,117,659
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	234,000	236,215
AutoZone Inc 4% 4/15/2030	1,629,000	1,610,831
Lowe's Cos Inc 3.35% 4/1/2027	211,000	209,478
Lowe's Cos Inc 3.75% 4/1/2032	649,000	621,903
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,184,809
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	360,005
		4,223,241
TOTAL CONSUMER DISCRETIONARY		6,342,032
Consumer Staples - 0.3%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,287,317
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (g)	2,106,000	2,152,253
Mars Inc 5% 3/1/2032 (g)	1,581,000	1,629,607
Mars Inc 5.2% 3/1/2035 (g)	1,314,000	1,350,568
		5,132,428
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	208,034
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,415,217
Altria Group Inc 4.5% 5/2/2043	1,137,000	969,941
Altria Group Inc 4.8% 2/14/2029	311,000	316,315
Altria Group Inc 5.95% 2/14/2049	407,000	406,915
		3,108,388
TOTAL CONSUMER STAPLES		10,736,167
Energy - 1.6%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	661,000	652,185
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (g)	3,300,000	3,299,706
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (g)	394,000	416,795
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (g)	1,061,000	1,135,755
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (g)	317,000	334,881
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (g)	571,000	608,009
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (g)	342,000	370,100
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	362,727
DCP Midstream Operating LP 6.45% 11/3/2036 (g)	760,000	806,033
DCP Midstream Operating LP 6.75% 9/15/2037 (g)	1,037,000	1,127,518
Energy Transfer LP 3.75% 5/15/2030	710,000	690,949
Energy Transfer LP 5% 5/15/2050	420,000	351,392
Energy Transfer LP 5.25% 4/15/2029	629,000	646,325
Energy Transfer LP 5.8% 6/15/2038	692,000	704,755
Enterprise Products Operating LLC 3.7% 2/15/2026	1,472,000	1,471,008
Hess Corp 4.3% 4/1/2027	1,500,000	1,506,345
Hess Corp 7.125% 3/15/2033	308,000	356,451
Hess Corp 7.3% 8/15/2031	411,000	472,106
Hess Corp 7.875% 10/1/2029	1,346,000	1,520,988
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	152,798
Kinder Morgan Inc 5.55% 6/1/2045	747,000	722,215
MPLX LP 4.8% 2/15/2029	345,000	350,153
MPLX LP 4.95% 9/1/2032	2,116,000	2,130,295
MPLX LP 5.5% 2/15/2049	1,036,000	951,362
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	529,052
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,504,804
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,811,028
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,650,927
ONEOK Inc 4.25% 9/24/2027	752,000	754,473
ONEOK Inc 4.4% 10/15/2029	786,000	788,631
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,537,124
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	393,450
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,973,000	1,984,125
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,456,907
Targa Resources Corp 4.35% 1/15/2029	819,000	821,274
Targa Resources Corp 4.9% 9/15/2030	1,131,000	1,152,359
Targa Resources Corp 5.65% 2/15/2036	2,723,000	2,797,051
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	298,908
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	773,243
Western Gas Partners LP 4.5% 3/1/2028	613,000	615,439
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,778,442
Western Gas Partners LP 4.75% 8/15/2028	354,000	358,170
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,029,188
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,502,778
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,209,251
Williams Cos Inc/The 5.3% 8/15/2052	500,000	461,187
		50,696,477
TOTAL ENERGY		51,348,662
Financials - 9.4%
Banks - 4.6%
Bank of America Corp 2.299% 7/21/2032 (d)	4,656,000	4,163,199
Bank of America Corp 3.419% 12/20/2028 (d)	5,817,000	5,743,834
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,310,071
Bank of America Corp 4.45% 3/3/2026	465,000	465,335
Bank of America Corp 4.623% 5/9/2029 (d)	5,903,000	5,981,308
Bank of America Corp 5.015% 7/22/2033 (d)	17,054,000	17,389,145
Bank of America Corp 5.468% 1/23/2035 (d)	1,410,000	1,468,824
Citigroup Inc 4.3% 11/20/2026	532,000	533,306
Citigroup Inc 4.412% 3/31/2031 (d)	3,258,000	3,257,455
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,278,740
Citigroup Inc 4.6% 3/9/2026	673,000	673,459
Citigroup Inc 4.91% 5/24/2033 (d)	3,492,000	3,533,849
Citigroup Inc 6.174% 5/25/2034 (d)	1,574,000	1,671,565
Citigroup Inc 6.27% 11/17/2033 (d)	7,000,000	7,621,405
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,286,944
Citizens Financial Group Inc 5.841% 1/23/2030 (d)	9,000,000	9,387,031
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,000,000	3,048,383
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	1,324,000	1,249,014
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	3,926,000	3,960,125
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	12,887,000	12,954,917
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	5,229,000	5,326,829
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,202,000	2,273,513
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	4,500,000	4,651,171
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,615,000	2,743,551
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,500,000	2,642,985
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	7,464,000	7,566,239
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	1,754,000	1,723,985
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	2,600,000	2,709,303
Wells Fargo & Co 3.526% 3/24/2028 (d)	2,893,000	2,874,193
Wells Fargo & Co 4.478% 4/4/2031 (d)	4,386,000	4,414,983
Wells Fargo & Co 4.897% 7/25/2033 (d)	5,000,000	5,077,774
Wells Fargo & Co 5.15% 4/23/2031 (d)	8,981,000	9,270,216
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,173,000	4,321,225
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,539,000	1,605,747
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,633,000	2,759,678
		150,939,301
Capital Markets - 2.8%
Ares Strategic Income Fund 5.45% 9/9/2028 (g)	1,840,000	1,855,380
Ares Strategic Income Fund 5.7% 3/15/2028	8,922,000	9,038,984
Ares Strategic Income Fund 5.8% 9/9/2030 (g)	1,489,000	1,503,417
Athene Global Funding 5.339% 1/15/2027 (g)	4,132,000	4,182,292
Athene Global Funding 5.583% 1/9/2029 (g)	2,079,000	2,135,599
Blackstone Private Credit Fund 7.3% 11/27/2028	3,100,000	3,288,259
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	2,893,000	2,591,004
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	4,837,000	4,455,968
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	12,774,000	12,706,038
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,675,963
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	769,184
HPS Corporate Lending Fund 5.45% 1/14/2028	5,651,000	5,711,302
Moody's Corp 3.25% 1/15/2028	732,000	722,094
Morgan Stanley 3.622% 4/1/2031 (d)	3,078,000	2,990,660
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,365,216
Morgan Stanley 4.431% 1/23/2030 (d)	1,348,000	1,355,468
Morgan Stanley 4.889% 7/20/2033 (d)	6,522,000	6,615,899
Morgan Stanley 5.192% 4/17/2031 (d)	3,980,000	4,103,666
Morgan Stanley 5.25% 4/21/2034 (d)	2,830,000	2,913,658
Morgan Stanley 5.424% 7/21/2034 (d)	3,524,000	3,666,075
Morgan Stanley 5.664% 4/17/2036 (d)	1,583,000	1,661,620
Morgan Stanley 6.296% 10/18/2028 (d)	2,500,000	2,597,040
Morgan Stanley 6.342% 10/18/2033 (d)	5,000,000	5,479,860
MSCI Inc 5.15% 3/15/2036	656,000	651,200
MSCI Inc 5.25% 9/1/2035	1,872,000	1,884,351
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,118,000	1,154,115
		92,074,312
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,689,451
Ally Financial Inc 8% 11/1/2031	218,000	247,431
Capital One Financial Corp 3.273% 3/1/2030 (d)	1,912,000	1,855,316
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,114,582
Capital One Financial Corp 3.8% 1/31/2028	1,175,000	1,170,206
Capital One Financial Corp 4.1% 2/9/2027	875,000	875,591
Capital One Financial Corp 4.927% 5/10/2028 (d)	2,300,000	2,327,083
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,770,000	2,857,131
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,952,000	2,004,283
Capital One Financial Corp 5.817% 2/1/2034 (d)	551,000	576,692
Synchrony Financial 3.95% 12/1/2027	1,904,000	1,894,926
		20,612,692
Financial Services - 0.7%
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,265,570
Corebridge Financial Inc 3.85% 4/5/2029	904,000	889,294
Corebridge Financial Inc 3.9% 4/5/2032	2,576,000	2,445,008
Corebridge Financial Inc 4.35% 4/5/2042	245,000	209,481
Corebridge Financial Inc 6.05% 9/15/2033	724,000	768,269
Corebridge Global Funding 4.9% 12/3/2029 (g)	3,000,000	3,051,851
Corebridge Global Funding 5.9% 9/19/2028 (g)	1,659,000	1,732,625
Equitable Holdings Inc 4.35% 4/20/2028	433,000	434,606
Equitable Holdings Inc 4.572% 2/15/2029 (g)	450,000	452,118
Jackson Financial Inc 3.125% 11/23/2031	273,000	248,195
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,026,733
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,134,407
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	3,400,000	3,052,020
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	320,000	299,447
Pine Street Trust II 5.568% 2/15/2049 (g)	1,748,000	1,633,529
Sixth Street Lending Partners 6.125% 7/15/2030	1,928,000	1,978,804
		21,621,957
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (g)	3,419,000	3,218,725
Liberty Mutual Group Inc 4.569% 2/1/2029 (g)	1,255,000	1,260,739
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,232,169
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	539,120
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (g)	1,782,000	1,151,967
MetLife Inc 5.3% 12/15/2034	4,063,000	4,225,318
Pacific LifeCorp 5.125% 1/30/2043 (g)	1,611,000	1,523,189
Reinsurance Group of America Inc 6% 9/15/2033	3,764,000	4,009,145
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (g)	1,640,000	1,488,470
Unum Group 4% 6/15/2029	1,353,000	1,338,326
Unum Group 4.046% 8/15/2041 (g)	101,000	81,698
Unum Group 5.75% 8/15/2042	2,118,000	2,099,995
Western-Southern Global Funding 4.9% 5/1/2030 (g)	483,000	494,300
		22,663,161
TOTAL FINANCIALS		307,911,423
Health Care - 1.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,497,219
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	3,009,000	2,817,445
Centene Corp 2.625% 8/1/2031	1,403,000	1,206,782
Centene Corp 3.375% 2/15/2030	1,564,000	1,439,247
Centene Corp 4.25% 12/15/2027	1,762,000	1,751,626
Centene Corp 4.625% 12/15/2029	2,738,000	2,655,706
Cigna Group/The 3.05% 10/15/2027	982,000	967,852
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,876,908
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,108,809
Cigna Group/The 4.9% 12/15/2048	1,157,000	1,031,507
CVS Health Corp 3% 8/15/2026	192,000	190,726
CVS Health Corp 3.625% 4/1/2027	551,000	547,963
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,727,358
CVS Health Corp 5% 1/30/2029	1,114,000	1,137,616
CVS Health Corp 5% 9/15/2032	916,000	934,934
CVS Health Corp 5.25% 1/30/2031	457,000	472,236
HCA Inc 3.5% 9/1/2030	1,260,000	1,211,689
HCA Inc 3.625% 3/15/2032	287,000	271,080
HCA Inc 5.625% 9/1/2028	1,311,000	1,351,347
HCA Inc 5.875% 2/1/2029	1,446,000	1,506,874
Humana Inc 3.7% 3/23/2029	827,000	811,988
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,625,977
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	656,023
		28,301,693
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	409,000	427,419
Mylan Inc 4.55% 4/15/2028	1,227,000	1,228,296
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	470,933
		2,126,648
TOTAL HEALTH CARE		31,925,560
Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	918,306
Boeing Co 5.15% 5/1/2030	909,000	934,007
Boeing Co 5.705% 5/1/2040	920,000	939,116
Boeing Co 5.805% 5/1/2050	920,000	904,907
Boeing Co 5.93% 5/1/2060	908,000	890,345
Boeing Co 6.259% 5/1/2027	645,000	661,780
Boeing Co 6.298% 5/1/2029	827,000	877,818
Boeing Co 6.388% 5/1/2031	626,000	679,330
Boeing Co 6.528% 5/1/2034	670,000	741,261
Boeing Co 6.858% 5/1/2054	1,009,000	1,133,247
Boeing Co 7.008% 5/1/2064	952,000	1,081,710
		9,761,827
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	281,042
Carrier Global Corp 6.2% 3/15/2054	163,000	176,241
		457,283
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,514,000	1,508,399
Uber Technologies Inc 4.8% 9/15/2035	1,194,000	1,187,695
		2,696,094
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	271,000	278,998
Paychex Inc 5.35% 4/15/2032	377,000	390,416
Paychex Inc 5.6% 4/15/2035	294,000	307,905
Verisk Analytics Inc 4.5% 8/15/2030	758,000	763,735
Verisk Analytics Inc 5.125% 2/15/2036	1,704,000	1,711,780
		3,452,834
TOTAL INDUSTRIALS		16,368,038
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,523,000	1,521,349
Dell International LLC / EMC Corp 4.5% 2/15/2031	3,015,000	3,010,697
Dell International LLC / EMC Corp 4.75% 10/6/2032	2,010,000	2,007,359
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,190,000	3,150,327
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	748,922
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	674,083
		11,112,737
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	510,000	489,496
Broadcom Inc 2.45% 2/15/2031	4,340,000	3,969,705
Broadcom Inc 2.6% 2/15/2033	4,340,000	3,821,876
Broadcom Inc 3.419% 4/15/2033	392,000	362,860
Broadcom Inc 3.5% 2/15/2041	3,113,000	2,532,379
Broadcom Inc 4.926% 5/15/2037 (g)	1,645,000	1,623,629
		12,799,945
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,146,000	1,121,173
Oracle Corp 4.8% 9/26/2032	1,911,000	1,844,922
Oracle Corp 5.2% 9/26/2035	1,740,000	1,667,060
Oracle Corp 5.875% 9/26/2045	1,073,000	969,051
Oracle Corp 5.95% 9/26/2055	1,345,000	1,191,689
Oracle Corp 6.1% 9/26/2065	1,384,000	1,220,678
		8,014,573
TOTAL INFORMATION TECHNOLOGY		31,927,255
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	861,000	900,731
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,399,000	1,474,094
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	817,000	863,092
TOTAL MATERIALS		3,237,917
Real Estate - 2.2%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	387,195
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,436,273
Store Capital LLC 4.625% 3/15/2029	550,000	547,973
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,048,816
VICI Properties LP 4.75% 4/1/2028	496,000	501,221
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,679,785
VICI Properties LP 5.125% 5/15/2032	720,000	724,981
VICI Properties LP 5.75% 4/1/2034	374,000	385,967
Vornado Realty LP 2.15% 6/1/2026	578,000	571,629
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,050,876
WP Carey Inc 3.85% 7/15/2029	391,000	385,459
		11,720,175
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,295,058
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	381,864
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	416,740
Healthpeak OP LLC 3.25% 7/15/2026	176,000	175,144
Healthpeak OP LLC 3.5% 7/15/2029	201,000	195,364
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,822,000	1,619,690
Omega Healthcare Investors Inc 3.375% 2/1/2031	810,000	756,220
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,756,336
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,983,351
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,973,334
Ventas Realty LP 3% 1/15/2030	2,340,000	2,227,865
Ventas Realty LP 4% 3/1/2028	688,000	687,041
Ventas Realty LP 4.125% 1/15/2026	478,000	477,947
Ventas Realty LP 4.375% 2/1/2045	234,000	196,444
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,115,118
		20,257,516
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	513,523
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,116,065
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,200,711
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,731,080
COPT Defense Properties LP 2% 1/15/2029	199,000	185,857
COPT Defense Properties LP 2.25% 3/15/2026	510,000	507,743
COPT Defense Properties LP 2.75% 4/15/2031	509,000	464,278
COPT Defense Properties LP 4.5% 10/15/2030	305,000	303,519
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	2,194,443
		7,703,696
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,386,889
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,710,311
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,460,601
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,549,187
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,218,005
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,860,082
		10,185,075
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	206,491
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	934,139
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	3,100,133
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,410,325
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	3,959,000	4,016,488
Sun Communities Operating LP 2.3% 11/1/2028	512,000	487,200
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,202,247
		11,357,023
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,532,043
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,542,703
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,424,123
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	3,012,905
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	494,548
Realty Income Corp 2.2% 6/15/2028	244,000	234,026
Realty Income Corp 2.85% 12/15/2032	301,000	269,989
Realty Income Corp 3.25% 1/15/2031	313,000	297,985
Realty Income Corp 3.4% 1/15/2028	489,000	483,579
Simon Property Group LP 2.45% 9/13/2029	499,000	471,703
		9,763,604
TOTAL REAL ESTATE		71,500,612
Utilities - 0.9%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,883,750
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	994,014
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	4,031,874
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	234,352
Duke Energy Corp 2.45% 6/1/2030	854,000	791,750
Duquesne Light Holdings Inc 2.532% 10/1/2030 (g)	405,000	367,919
Duquesne Light Holdings Inc 2.775% 1/7/2032 (g)	1,402,000	1,245,889
Exelon Corp 2.75% 3/15/2027	449,000	442,203
Exelon Corp 3.35% 3/15/2032	546,000	510,816
Exelon Corp 4.05% 4/15/2030	534,000	528,713
Exelon Corp 4.7% 4/15/2050	238,000	203,691
FirstEnergy Transmission LLC 4.75% 1/15/2033 (g)	5,826,000	5,824,141
Southern Co/The 4.85% 3/15/2035	1,930,000	1,906,266
Southern Co/The 5.7% 3/15/2034	2,053,000	2,161,335
		21,126,713
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	673,000	610,167
AES Corp/The 3.95% 7/15/2030 (g)	2,298,000	2,242,925
		2,853,092
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	2,624,000	2,517,852
NiSource Inc 3.6% 5/1/2030	1,602,000	1,556,421
Puget Energy Inc 4.1% 6/15/2030	1,032,000	1,010,608
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,797,796
		6,882,677
TOTAL UTILITIES		30,862,482
TOTAL UNITED STATES		614,843,688
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $731,083,706)		719,865,088

U.S. Government Agency - Mortgage Securities - 21.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.4%
Fannie Mae 2.5% 1/1/2052	244,942	209,002
Fannie Mae 2.5% 4/1/2052	1,303,990	1,117,546
Fannie Mae 2.5% 6/1/2052	774,554	667,198
Fannie Mae 7% 6/1/2054	42,201	45,033
Fannie Mae 7% 7/1/2054	41,099	43,986
Fannie Mae 7% 8/1/2054	20,861	22,208
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.396% 5/1/2036 (c)(d)	4,714	4,833
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	695	710
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	811	833
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.391% 11/1/2036 (c)(d)	11,444	11,777
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (c)(d)	7,589	7,898
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.618% 7/1/2035 (c)(d)	792	814
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	5,277	5,449
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	2,452	2,559
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (c)(d)	5,036	5,262
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	4,319	4,513
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	5,752	5,941
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	1,468	1,528
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	10,472	10,863
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	3,670	3,815
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (c)(d)	13,868	14,126
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	1,108	1,133
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2597%, 6.508% 8/1/2036 (c)(d)	17,439	17,857
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.38% 10/1/2033 (c)(d)	1,521	1,556
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.452% 5/1/2035 (c)(d)	1,960	2,009
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	551,819	500,256
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	92,978	79,113
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,189,966	1,078,774
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,134,070	1,028,101
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	613,224	555,924
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,832	10,726
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	90,108	76,789
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,668,774	1,406,794
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,166,748	1,057,725
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,286	11,138
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	91,468	77,888
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	274,963	249,270
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,771	12,484
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	12,981	11,768
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	95,080	80,838
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	151,800	137,616
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,233	14,716
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	97,201	82,584
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	333,591	302,420
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,718	15,156
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	238,683	227,275
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	14,354	13,013
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	18,260	16,548
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	795,458	616,614
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	195,202	159,350
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,466,858	3,672,957
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,944,547	1,592,256
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	63,269	51,609
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,456,912	1,274,928
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,455,912	1,273,119
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	175,035	144,692
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	945,873	780,422
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,316,144	2,043,343
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	675,532	591,158
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	543,687	475,699
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	130,011	106,701
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	133,641	118,251
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,305	12,612
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	721,203	630,326
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	700,377	572,834
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	752,880	618,599
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	522,166	429,361
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	291,131	240,207
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,295	13,467
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,841	12,966
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,587,307	3,751,930
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	706,788	576,531
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	264,923	218,335
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,664	13,783
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,799	13,751
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	436,525	359,759
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	393,712	324,229
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	45,439	40,160
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	32,718	28,912
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,801	14,751
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	432,831	381,122
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,564,099	3,728,669
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	159,911	131,840
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	144,513	118,919
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	59,184	48,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	45,642	37,559
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,489	26,511
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	71,037	58,170
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	458,713	401,562
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	21,473	20,679
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	487,762	434,543
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	436,958	373,936
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	206,181	177,732
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	164,570	141,863
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	112,800	97,236
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	90,535	82,562
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	367,424	331,311
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,559,876	2,209,866
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	139,043	119,119
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	25,262	24,350
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,805,419	1,710,101
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	310,653	281,361
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	198,056	177,573
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	127,057	114,035
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,786,100	1,534,632
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,250,695	1,070,699
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	954,827	818,008
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,192,397	1,020,791
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	724,430	622,436
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	652,827	559,486
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	46,019	43,920
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	275,410	248,500
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	118,717	102,337
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	85,741	77,789
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	404,252	345,694
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	469,918	403,610
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	259,044	233,654
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	997,920	867,401
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	501,967	430,039
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	397,347	341,155
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	62,157	56,414
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	104,248	93,944
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,180,073	1,016,510
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	17,901	17,222
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	356,654	308,224
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,602,147	1,553,769
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	386,904	349,013
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	178,915	161,099
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	19,725	17,996
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	620,291	559,367
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	37,077	35,166
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	169,060	151,891
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	55,327	53,873
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	58,175	53,840
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	55,238	51,205
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	46,772	43,232
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,436	20,947
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,579	12,649
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,998	10,195
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,022	9,255
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,258	7,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,148	7,564
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,597	7,034
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,284	6,750
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,264	6,729
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,611	3,325
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	505,488	451,501
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	595,840	543,748
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	261,308	235,849
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	897,200	799,415
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	9,716	9,475
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,344	15,065
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,034	8,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,976	7,438
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,465	7,007
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,965	6,413
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	750,679	684,815
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	737,569	672,855
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	98,677	88,200
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,157,900	1,037,852
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	714,451	640,379
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	133,983	130,732
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	124,954	121,748
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	58,790	54,440
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,956	31,460
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,902	22,150
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,016	22,138
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,631	20,974
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,776	20,179
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,385	19,756
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,190	9,527
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,799	7,228
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,792	6,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,025	4,627
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,125	2,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	921,236	823,421
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	977,003	870,520
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	550,497	492,906
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	309,834	277,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	372,889	344,914
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	276,301	255,674
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	146,100	135,427
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	130,595	120,842
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,556	29,215
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,335	27,940
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,738	19,128
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,294	2,178
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	522,866	470,944
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	775,210	692,900
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	182,025	177,508
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	51,428	50,330
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	30,905	30,122
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	16,376	15,997
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	30,085	27,849
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	36,148	33,121
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	270,076	246,379
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,454,758	3,148,399
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,294,629	1,152,719
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	74,197	68,703
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	64,498	59,175
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,875	25,780
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,269	20,586
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,781	18,287
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,273	10,431
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	39,855	36,382
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,459	3,186
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	243,997	222,741
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	132,472	119,317
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	241,985	235,277
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,254	25,263
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	16,124	14,616
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,799,801	1,619,952
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	19,128	17,677
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	19,626	18,002
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	17,562	16,119
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	861,513	775,155
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	165,346	161,472
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	175,743	162,226
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	82,774	75,466
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	34,378	31,309
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,648	11,479
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	425,316	381,885
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	34,610	33,808
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	28,575	27,906
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	212,926	192,248
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	69,739	66,575
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	32,424	30,545
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	536,005	504,275
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	473,241	445,227
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	186,955	175,888
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	103,078	96,976
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	68,005	63,916
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	63,072	59,338
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	54,873	51,624
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,410	14,497
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	477,461	443,975
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	71,998	67,219
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	608,935	572,888
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	59,615	56,086
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	26,505	25,241
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	26,451	24,885
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,320,186	2,187,914
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	827,454	789,034
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	852,600	838,353
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	31,057	29,671
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	88,383	83,262
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	43,759	41,168
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	148,194	137,940
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	61,347	58,430
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	4,694	4,582
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	179,639	171,636
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	69,494	66,417
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	41,121	39,231
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,492	3,329
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	358,240	337,482
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	304,462	286,819
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	193,632	182,412
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	150,731	144,274
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	113,861	108,877
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,175	19,223
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,767	5,582
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	109,279	102,946
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	46,768	44,058
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	90,861	85,482
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	59,224	55,718
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	58,894	55,408
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	53,417	50,255
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,269,397	1,248,582
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	20,671	20,209
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	83,585	79,946
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	92,307	86,843
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	89,658	84,350
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	994,074	933,053
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	53,057	49,916
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,476	2,420
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,400	11,176
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	83,544	81,675
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	207,949	202,362
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,970	1,939
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,983	6,828
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	56,969	55,696
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,105	6,930
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	773,571	752,063
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	481,498	467,849
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,048	8,799
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	308,889	296,130
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,034,699	994,613
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,310	2,252
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	29,158	28,392
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	1,970	1,907
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	908	892
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	1,997	1,949
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	189,354	184,266
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	17,102	16,627
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,460	11,217
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	227,351	221,243
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,873	9,599
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	13,912	13,886
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	28,933	28,999
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	5,980	5,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	87,469	87,553
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	8,411	8,424
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	60,157	60,215
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	61,088	61,228
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	6,549	6,578
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	194,624	194,777
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	70,248	70,146
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,998	24,053
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,691	22,743
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	10,308	10,332
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,067	7,087
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	13,690	13,640
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	438,678	437,353
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,563	16,509
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,337	2,355
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	166,826	166,387
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	890	891
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	147,837	148,035
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,390	10,385
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	258	259
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	655,714	658,738
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	113,340	113,868
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	26,211	26,206
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	51,481	51,358
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	23,899	23,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	15,943	15,969
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	26,079	25,911
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	279,950	282,603
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	28,382	28,314
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	181,544	180,825
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	32,444	32,286
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	25,233	25,272
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	143,070	142,503
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,101	27,224
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,157	12,213
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,103	4,122
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,749	3,764
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,101	13,112
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,304	5,308
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	26,043	25,984
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	15,433	15,380
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	504,587	500,540
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,790,000	1,756,065
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,441	29,576
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,524	13,587
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,790	10,840
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,231	5,255
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	66,030	66,325
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	33,580	33,657
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	663,795	661,168
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	157,141	160,249
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	77,904	78,736
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,252,092	1,269,382
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	659,457	666,503
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	440,679	444,836
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	753,081	755,949
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	448,433	453,224
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	11,562	11,763
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	5,617	5,706
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	8,727	8,896
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	236,659	242,623
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	414,926	427,457
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,421,589	1,464,077
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (c)(d)	5,546	5,606
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	13,988	14,110
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	553	562
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	775	789
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	32,966	34,778
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	33,346	35,236
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,217	3,401
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	12,068	12,622
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	33,752	35,555
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	42,760	44,534
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	265,807	277,669
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	19,164	20,038
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	636,151	663,545
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	246,558	257,561
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	87,711	91,762
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	982,648	1,024,041
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	12,329	13,030
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	467,517	488,124
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	247,072	259,193
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	46,145	48,715
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	850,072	886,213
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,459,221	2,565,119
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	482,449	504,769
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	5,288	5,588
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	644,108	669,627
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	100,935	106,612
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,671,779	1,725,614
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	52,067	54,326
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	5,815,251	5,993,429
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	390,691	407,133
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,513	2,654
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	108,898	113,416
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,289,435	7,512,782
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	175,758	183,876
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	175,159	185,451
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,751	2,876
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	26,647	27,938
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,360	1,444
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	153,661	160,361
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,025,552	2,138,868
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,033	8,399
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,545	1,615
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,318	3,485
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	277,875	292,552
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	955,823	1,012,955
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	24,464	25,638
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	19,129	20,047
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,509	4,731
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	284,877	302,105
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	236,669	251,055
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	524,195	552,701
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	119	119
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	193	203
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	61	64
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	39	41
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,933,429	2,061,852
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,089,875	1,157,669
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,013,192	1,076,216
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	553,888	589,467
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	112,942	120,047
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	20,760	22,029
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	17,617	18,619
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	128	135
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	358,395	381,417
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	56,686	60,453
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	224	236
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	214,598	228,718
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	85,523	90,707
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	68,440	72,302
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	39,881	42,243
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	15,228	16,126
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	17,680	18,857
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	49	52
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	73	77
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	613,229	651,613
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	256,516	272,993
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	129,968	137,301
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	129,339	136,698
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	48,716	51,451
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	26,659	28,204
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	15,659	16,571
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	2,659	2,795
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	539,430	575,091
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	157,958	168,055
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	13,894	14,678
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	196	196
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	575,485	617,531
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	29,354	31,296
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	29,284	31,159
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	23,787	25,525
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,810	19,964
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	130,484	138,652
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	31,910	33,835
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	305,491	326,761
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	200,749	214,350
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	102,152	108,946
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	214	218
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	116	117
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	192	195
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	108	113
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,748	1,836
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	71	74
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	485	498
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	943	960
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	124	127
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	791	804
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	469	488
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	359	374
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,497	3,648
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	240	251
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	6	6
Freddie Mac Gold Pool 1.5% 1/1/2036	546,979	495,869
Freddie Mac Gold Pool 1.5% 11/1/2035	4,678,211	4,241,073
Freddie Mac Gold Pool 1.5% 11/1/2035	21,051	19,084
Freddie Mac Gold Pool 1.5% 12/1/2035	1,150,195	1,042,719
Freddie Mac Gold Pool 1.5% 12/1/2040	56,330	47,966
Freddie Mac Gold Pool 1.5% 2/1/2036	15,858	14,376
Freddie Mac Gold Pool 1.5% 2/1/2041	96,116	81,645
Freddie Mac Gold Pool 1.5% 3/1/2036	13,562	12,294
Freddie Mac Gold Pool 1.5% 3/1/2041	97,256	82,617
Freddie Mac Gold Pool 1.5% 4/1/2036	17,258	15,646
Freddie Mac Gold Pool 1.5% 4/1/2041	98,316	83,389
Freddie Mac Gold Pool 1.5% 4/1/2051 (e)(f)	10,091,183	7,822,371
Freddie Mac Gold Pool 1.5% 5/1/2036	17,679	16,022
Freddie Mac Gold Pool 1.5% 6/1/2036	17,928	16,248
Freddie Mac Gold Pool 1.5% 8/1/2035	3,941,730	3,583,263
Freddie Mac Gold Pool 1.5% 8/1/2036	14,757	13,374
Freddie Mac Gold Pool 2% 1/1/2051	1,315,509	1,076,769
Freddie Mac Gold Pool 2% 1/1/2052	273,606	224,978
Freddie Mac Gold Pool 2% 10/1/2041	17,391	15,219
Freddie Mac Gold Pool 2% 10/1/2051	1,269,467	1,043,049
Freddie Mac Gold Pool 2% 11/1/2050	99,328	81,116
Freddie Mac Gold Pool 2% 11/1/2051	2,473,933	2,032,691
Freddie Mac Gold Pool 2% 11/1/2051	743,272	608,614
Freddie Mac Gold Pool 2% 12/1/2051	1,298,332	1,067,578
Freddie Mac Gold Pool 2% 12/1/2051	50,979	41,584
Freddie Mac Gold Pool 2% 2/1/2041	228,843	201,488
Freddie Mac Gold Pool 2% 2/1/2052	2,573,368	2,104,741
Freddie Mac Gold Pool 2% 2/1/2052	1,158,933	951,143
Freddie Mac Gold Pool 2% 2/1/2052	132,903	109,531
Freddie Mac Gold Pool 2% 3/1/2041	106,364	94,036
Freddie Mac Gold Pool 2% 3/1/2051	410,977	335,622
Freddie Mac Gold Pool 2% 3/1/2052	240,217	194,746
Freddie Mac Gold Pool 2% 5/1/2051	890,145	734,998
Freddie Mac Gold Pool 2% 5/1/2051	101,751	83,794
Freddie Mac Gold Pool 2% 5/1/2051	78,678	64,350
Freddie Mac Gold Pool 2% 6/1/2050	3,642,043	2,975,389
Freddie Mac Gold Pool 2% 6/1/2050	434,471	358,202
Freddie Mac Gold Pool 2% 7/1/2041	1,590,341	1,397,568
Freddie Mac Gold Pool 2% 7/1/2041	16,727	14,672
Freddie Mac Gold Pool 2% 7/1/2051	57,542	47,351
Freddie Mac Gold Pool 2% 9/1/2050	6,275,620	5,124,945
Freddie Mac Gold Pool 2.5% 1/1/2042	194,117	173,904
Freddie Mac Gold Pool 2.5% 10/1/2041	94,426	84,752
Freddie Mac Gold Pool 2.5% 11/1/2049	12,455	10,663
Freddie Mac Gold Pool 2.5% 11/1/2050	2,246,348	1,937,101
Freddie Mac Gold Pool 2.5% 11/1/2050	124,014	107,290
Freddie Mac Gold Pool 2.5% 11/1/2051	379,565	327,430
Freddie Mac Gold Pool 2.5% 12/1/2050	102,013	88,161
Freddie Mac Gold Pool 2.5% 12/1/2051	1,234,208	1,057,742
Freddie Mac Gold Pool 2.5% 12/1/2051	917,803	785,715
Freddie Mac Gold Pool 2.5% 12/1/2051	209,733	180,925
Freddie Mac Gold Pool 2.5% 2/1/2051	514,634	444,751
Freddie Mac Gold Pool 2.5% 3/1/2050	237,502	203,099
Freddie Mac Gold Pool 2.5% 3/1/2051	3,176,971	2,717,766
Freddie Mac Gold Pool 2.5% 4/1/2052	701,748	604,922
Freddie Mac Gold Pool 2.5% 5/1/2051	495,059	426,442
Freddie Mac Gold Pool 2.5% 5/1/2051	396,286	342,102
Freddie Mac Gold Pool 2.5% 6/1/2040	51,463	46,808
Freddie Mac Gold Pool 2.5% 8/1/2050	2,114,465	1,816,766
Freddie Mac Gold Pool 2.5% 8/1/2050	524,721	453,468
Freddie Mac Gold Pool 3% 1/1/2033	22,296	21,735
Freddie Mac Gold Pool 3% 1/1/2034	42,567	41,469
Freddie Mac Gold Pool 3% 1/1/2043	55,474	51,439
Freddie Mac Gold Pool 3% 1/1/2052	706,911	629,865
Freddie Mac Gold Pool 3% 11/1/2042	65,554	61,444
Freddie Mac Gold Pool 3% 11/1/2042	16,771	15,554
Freddie Mac Gold Pool 3% 11/1/2042	4,057	3,777
Freddie Mac Gold Pool 3% 11/1/2050	67,168	60,036
Freddie Mac Gold Pool 3% 11/1/2051	642,682	572,636
Freddie Mac Gold Pool 3% 12/1/2032	50,218	49,081
Freddie Mac Gold Pool 3% 12/1/2044	11,475	10,628
Freddie Mac Gold Pool 3% 12/1/2046	1,122,032	1,023,048
Freddie Mac Gold Pool 3% 12/1/2050	551,195	492,670
Freddie Mac Gold Pool 3% 2/1/2033	20,745	20,230
Freddie Mac Gold Pool 3% 2/1/2043	154,767	143,820
Freddie Mac Gold Pool 3% 2/1/2043	30,720	28,615
Freddie Mac Gold Pool 3% 2/1/2043	26,047	24,105
Freddie Mac Gold Pool 3% 2/1/2043	14,617	13,566
Freddie Mac Gold Pool 3% 2/1/2043	5,790	5,354
Freddie Mac Gold Pool 3% 3/1/2033	41,233	40,243
Freddie Mac Gold Pool 3% 3/1/2052	352,858	314,180
Freddie Mac Gold Pool 3% 4/1/2033	19,299	18,835
Freddie Mac Gold Pool 3% 4/1/2034	100,451	97,829
Freddie Mac Gold Pool 3% 4/1/2046	18,317	16,724
Freddie Mac Gold Pool 3% 4/1/2046	16,717	15,263
Freddie Mac Gold Pool 3% 4/1/2050	275,719	248,254
Freddie Mac Gold Pool 3% 5/1/2045	14,014	12,801
Freddie Mac Gold Pool 3% 5/1/2045	10,918	9,970
Freddie Mac Gold Pool 3% 5/1/2045	8,051	7,365
Freddie Mac Gold Pool 3% 5/1/2046	298,068	272,146
Freddie Mac Gold Pool 3% 5/1/2046	46,902	42,823
Freddie Mac Gold Pool 3% 5/1/2051	593,953	530,889
Freddie Mac Gold Pool 3% 6/1/2031	17,900	17,583
Freddie Mac Gold Pool 3% 6/1/2031	6,772	6,654
Freddie Mac Gold Pool 3% 6/1/2031	4,001	3,926
Freddie Mac Gold Pool 3% 6/1/2045	35,119	32,236
Freddie Mac Gold Pool 3% 6/1/2045	13,364	12,275
Freddie Mac Gold Pool 3% 6/1/2045	4,350	3,996
Freddie Mac Gold Pool 3% 6/1/2046	297,490	271,525
Freddie Mac Gold Pool 3% 6/1/2050	959,134	864,789
Freddie Mac Gold Pool 3% 6/1/2052	1,160,166	1,032,994
Freddie Mac Gold Pool 3% 7/1/2032	7,426	7,269
Freddie Mac Gold Pool 3% 7/1/2045	22,967	21,010
Freddie Mac Gold Pool 3% 7/1/2045	8,526	7,964
Freddie Mac Gold Pool 3% 7/1/2045	6,654	6,112
Freddie Mac Gold Pool 3% 8/1/2032	9,311	9,117
Freddie Mac Gold Pool 3% 8/1/2032	6,117	5,984
Freddie Mac Gold Pool 3% 8/1/2042	5,632	5,236
Freddie Mac Gold Pool 3% 8/1/2042	4,338	4,019
Freddie Mac Gold Pool 3% 8/1/2045	17,248	15,786
Freddie Mac Gold Pool 3% 8/1/2045	13,473	12,305
Freddie Mac Gold Pool 3% 8/1/2045	12,337	11,336
Freddie Mac Gold Pool 3% 8/1/2045	8,083	7,428
Freddie Mac Gold Pool 3% 8/1/2045	5,572	5,118
Freddie Mac Gold Pool 3% 9/1/2051	574,992	513,402
Freddie Mac Gold Pool 3.5% 1/1/2043	6,813	6,480
Freddie Mac Gold Pool 3.5% 1/1/2046	17,445	16,453
Freddie Mac Gold Pool 3.5% 1/1/2046	4,291	4,059
Freddie Mac Gold Pool 3.5% 10/1/2040	10,504	10,068
Freddie Mac Gold Pool 3.5% 10/1/2042	61,343	58,671
Freddie Mac Gold Pool 3.5% 10/1/2049	1,002,108	940,595
Freddie Mac Gold Pool 3.5% 11/1/2033	758,789	746,288
Freddie Mac Gold Pool 3.5% 11/1/2033	10,032	9,877
Freddie Mac Gold Pool 3.5% 11/1/2040	21,910	21,051
Freddie Mac Gold Pool 3.5% 11/1/2045	4,886	4,627
Freddie Mac Gold Pool 3.5% 12/1/2033	87,239	86,042
Freddie Mac Gold Pool 3.5% 12/1/2040	21,122	20,054
Freddie Mac Gold Pool 3.5% 2/1/2034	2,296,099	2,265,138
Freddie Mac Gold Pool 3.5% 2/1/2034	115,202	112,906
Freddie Mac Gold Pool 3.5% 2/1/2043	496,096	473,972
Freddie Mac Gold Pool 3.5% 2/1/2043	54,654	52,351
Freddie Mac Gold Pool 3.5% 2/1/2043	19,998	19,216
Freddie Mac Gold Pool 3.5% 2/1/2045	2,600	2,481
Freddie Mac Gold Pool 3.5% 2/1/2052	131,711	122,968
Freddie Mac Gold Pool 3.5% 3/1/2032	214,987	212,772
Freddie Mac Gold Pool 3.5% 3/1/2045	27,759	26,310
Freddie Mac Gold Pool 3.5% 3/1/2045	7,815	7,421
Freddie Mac Gold Pool 3.5% 3/1/2045	5,829	5,533
Freddie Mac Gold Pool 3.5% 3/1/2052	169,060	157,309
Freddie Mac Gold Pool 3.5% 4/1/2040	25,975	24,974
Freddie Mac Gold Pool 3.5% 4/1/2042	22,448	21,517
Freddie Mac Gold Pool 3.5% 4/1/2043	409,189	390,684
Freddie Mac Gold Pool 3.5% 4/1/2043	89,799	85,768
Freddie Mac Gold Pool 3.5% 4/1/2043	42,423	40,559
Freddie Mac Gold Pool 3.5% 4/1/2046	242,502	228,720
Freddie Mac Gold Pool 3.5% 4/1/2046	135,003	127,330
Freddie Mac Gold Pool 3.5% 4/1/2052	6,519,118	6,037,457
Freddie Mac Gold Pool 3.5% 5/1/2034	102,039	100,519
Freddie Mac Gold Pool 3.5% 5/1/2040	49,583	47,703
Freddie Mac Gold Pool 3.5% 5/1/2045	333,975	315,987
Freddie Mac Gold Pool 3.5% 5/1/2045	3,614	3,408
Freddie Mac Gold Pool 3.5% 5/1/2045	3,071	2,939
Freddie Mac Gold Pool 3.5% 5/1/2046	212,565	201,149
Freddie Mac Gold Pool 3.5% 6/1/2032	1,026,185	1,014,943
Freddie Mac Gold Pool 3.5% 6/1/2040	43,950	42,342
Freddie Mac Gold Pool 3.5% 6/1/2045	406,818	385,190
Freddie Mac Gold Pool 3.5% 6/1/2045	66,165	62,817
Freddie Mac Gold Pool 3.5% 6/1/2045	6,343	6,021
Freddie Mac Gold Pool 3.5% 6/1/2045	6,314	5,995
Freddie Mac Gold Pool 3.5% 6/1/2048	6,590	6,183
Freddie Mac Gold Pool 3.5% 7/1/2040	4,179	4,014
Freddie Mac Gold Pool 3.5% 7/1/2042	221,577	211,776
Freddie Mac Gold Pool 3.5% 7/1/2042	30,925	29,615
Freddie Mac Gold Pool 3.5% 7/1/2046	6,845	6,447
Freddie Mac Gold Pool 3.5% 8/1/2034	172,932	170,292
Freddie Mac Gold Pool 3.5% 8/1/2040	28,407	27,318
Freddie Mac Gold Pool 3.5% 8/1/2042	9,759	9,328
Freddie Mac Gold Pool 3.5% 9/1/2040	22,773	21,924
Freddie Mac Gold Pool 3.5% 9/1/2042	692,824	661,805
Freddie Mac Gold Pool 3.5% 9/1/2042	275,889	263,414
Freddie Mac Gold Pool 3.5% 9/1/2042	3,393	3,240
Freddie Mac Gold Pool 3.5% 9/1/2046	92,038	87,095
Freddie Mac Gold Pool 3.5% 9/1/2051	1,780,298	1,657,663
Freddie Mac Gold Pool 4% 1/1/2041	250,125	245,428
Freddie Mac Gold Pool 4% 1/1/2043	3,862	3,763
Freddie Mac Gold Pool 4% 1/1/2044	9,478	9,214
Freddie Mac Gold Pool 4% 10/1/2042	4,870	4,755
Freddie Mac Gold Pool 4% 10/1/2042	2,901	2,858
Freddie Mac Gold Pool 4% 10/1/2042	2,032	1,980
Freddie Mac Gold Pool 4% 10/1/2043	23,609	22,979
Freddie Mac Gold Pool 4% 10/1/2043	8,345	8,111
Freddie Mac Gold Pool 4% 10/1/2044	30,038	29,159
Freddie Mac Gold Pool 4% 10/1/2047	22,540	21,869
Freddie Mac Gold Pool 4% 10/1/2047	3,707	3,597
Freddie Mac Gold Pool 4% 10/1/2052	1,116,037	1,073,846
Freddie Mac Gold Pool 4% 11/1/2042	667,367	654,042
Freddie Mac Gold Pool 4% 11/1/2042	20,869	20,384
Freddie Mac Gold Pool 4% 11/1/2042	18,073	17,626
Freddie Mac Gold Pool 4% 11/1/2042	12,989	12,687
Freddie Mac Gold Pool 4% 11/1/2042	6,543	6,377
Freddie Mac Gold Pool 4% 11/1/2042	623	617
Freddie Mac Gold Pool 4% 11/1/2043	113,522	110,865
Freddie Mac Gold Pool 4% 11/1/2045	22,181	21,534
Freddie Mac Gold Pool 4% 12/1/2042	10,969	10,700
Freddie Mac Gold Pool 4% 12/1/2042	5,859	5,746
Freddie Mac Gold Pool 4% 2/1/2043	19,536	19,049
Freddie Mac Gold Pool 4% 2/1/2043	12,916	12,583
Freddie Mac Gold Pool 4% 2/1/2043	11,724	11,414
Freddie Mac Gold Pool 4% 2/1/2043	5,570	5,424
Freddie Mac Gold Pool 4% 2/1/2044	10,167	9,899
Freddie Mac Gold Pool 4% 2/1/2044	6,213	6,035
Freddie Mac Gold Pool 4% 2/1/2045	163,434	158,970
Freddie Mac Gold Pool 4% 2/1/2046	84,406	81,998
Freddie Mac Gold Pool 4% 2/1/2046	8,528	8,285
Freddie Mac Gold Pool 4% 2/1/2048	12,529	12,144
Freddie Mac Gold Pool 4% 3/1/2043	6,603	6,468
Freddie Mac Gold Pool 4% 3/1/2044	13,754	13,372
Freddie Mac Gold Pool 4% 4/1/2042	501,860	490,390
Freddie Mac Gold Pool 4% 4/1/2042	278,542	272,800
Freddie Mac Gold Pool 4% 4/1/2043	8,988	8,775
Freddie Mac Gold Pool 4% 4/1/2043	3,862	3,804
Freddie Mac Gold Pool 4% 4/1/2046	57,729	56,083
Freddie Mac Gold Pool 4% 4/1/2046	15,020	14,591
Freddie Mac Gold Pool 4% 5/1/2037	675,837	669,817
Freddie Mac Gold Pool 4% 5/1/2043	11,035	10,747
Freddie Mac Gold Pool 4% 5/1/2043	3,657	3,558
Freddie Mac Gold Pool 4% 5/1/2048	400,333	386,826
Freddie Mac Gold Pool 4% 5/1/2048	268,284	260,044
Freddie Mac Gold Pool 4% 6/1/2043	10,172	9,969
Freddie Mac Gold Pool 4% 6/1/2043	7,047	6,859
Freddie Mac Gold Pool 4% 6/1/2044	10,091	9,798
Freddie Mac Gold Pool 4% 6/1/2045	10,538	10,238
Freddie Mac Gold Pool 4% 6/1/2047	193,368	187,913
Freddie Mac Gold Pool 4% 6/1/2048	710,976	690,252
Freddie Mac Gold Pool 4% 7/1/2043	23,178	22,572
Freddie Mac Gold Pool 4% 7/1/2043	17,939	17,504
Freddie Mac Gold Pool 4% 7/1/2043	11,471	11,193
Freddie Mac Gold Pool 4% 7/1/2043	6,629	6,450
Freddie Mac Gold Pool 4% 7/1/2043	5,749	5,593
Freddie Mac Gold Pool 4% 7/1/2043	5,526	5,374
Freddie Mac Gold Pool 4% 7/1/2043	2,534	2,466
Freddie Mac Gold Pool 4% 7/1/2048	109,067	106,160
Freddie Mac Gold Pool 4% 8/1/2043	12,515	12,185
Freddie Mac Gold Pool 4% 8/1/2043	9,914	9,714
Freddie Mac Gold Pool 4% 8/1/2043	7,221	7,083
Freddie Mac Gold Pool 4% 8/1/2044	11,276	10,962
Freddie Mac Gold Pool 4% 8/1/2044	2,650	2,589
Freddie Mac Gold Pool 4% 9/1/2041	20,735	20,322
Freddie Mac Gold Pool 4% 9/1/2042	13,166	12,921
Freddie Mac Gold Pool 4% 9/1/2043	19,496	19,009
Freddie Mac Gold Pool 4% 9/1/2043	18,234	17,764
Freddie Mac Gold Pool 4% 9/1/2043	15,336	14,930
Freddie Mac Gold Pool 4% 9/1/2043	15,130	14,750
Freddie Mac Gold Pool 4% 9/1/2043	12,986	12,631
Freddie Mac Gold Pool 4% 9/1/2043	10,495	10,232
Freddie Mac Gold Pool 4% 9/1/2043	4,840	4,705
Freddie Mac Gold Pool 4% 9/1/2043	414	411
Freddie Mac Gold Pool 4% 9/1/2044	17,604	17,128
Freddie Mac Gold Pool 4% 9/1/2044	12,851	12,475
Freddie Mac Gold Pool 4% 9/1/2047	10,163	9,860
Freddie Mac Gold Pool 4.5% 1/1/2041	7,561	7,587
Freddie Mac Gold Pool 4.5% 1/1/2042	309,386	310,115
Freddie Mac Gold Pool 4.5% 1/1/2047	7,978	7,959
Freddie Mac Gold Pool 4.5% 10/1/2041	87,612	87,750
Freddie Mac Gold Pool 4.5% 10/1/2041	4,364	4,382
Freddie Mac Gold Pool 4.5% 10/1/2048	583,674	583,332
Freddie Mac Gold Pool 4.5% 10/1/2048	30,118	29,931
Freddie Mac Gold Pool 4.5% 12/1/2040	21,737	21,798
Freddie Mac Gold Pool 4.5% 12/1/2045	23,199	23,277
Freddie Mac Gold Pool 4.5% 12/1/2046	8,085	8,065
Freddie Mac Gold Pool 4.5% 12/1/2047	175,052	174,238
Freddie Mac Gold Pool 4.5% 2/1/2041	15,016	15,052
Freddie Mac Gold Pool 4.5% 2/1/2041	15,006	15,039
Freddie Mac Gold Pool 4.5% 2/1/2041	11,288	11,303
Freddie Mac Gold Pool 4.5% 2/1/2041	10,813	10,843
Freddie Mac Gold Pool 4.5% 2/1/2041	9,181	9,211
Freddie Mac Gold Pool 4.5% 2/1/2041	6,409	6,419
Freddie Mac Gold Pool 4.5% 2/1/2044	56,094	56,030
Freddie Mac Gold Pool 4.5% 2/1/2047	37,283	37,191
Freddie Mac Gold Pool 4.5% 3/1/2041	59,050	59,186
Freddie Mac Gold Pool 4.5% 3/1/2041	14,362	14,396
Freddie Mac Gold Pool 4.5% 3/1/2041	8,266	8,284
Freddie Mac Gold Pool 4.5% 3/1/2044	55,681	55,622
Freddie Mac Gold Pool 4.5% 3/1/2044	36,881	36,863
Freddie Mac Gold Pool 4.5% 3/1/2044	34,358	34,318
Freddie Mac Gold Pool 4.5% 3/1/2044	20,827	20,799
Freddie Mac Gold Pool 4.5% 4/1/2041	96,298	96,506
Freddie Mac Gold Pool 4.5% 4/1/2041	15,323	15,341
Freddie Mac Gold Pool 4.5% 4/1/2041	14,960	14,987
Freddie Mac Gold Pool 4.5% 4/1/2048	80,780	80,354
Freddie Mac Gold Pool 4.5% 4/1/2048	32,064	31,905
Freddie Mac Gold Pool 4.5% 4/1/2048	31,367	31,202
Freddie Mac Gold Pool 4.5% 5/1/2039	45,578	45,763
Freddie Mac Gold Pool 4.5% 5/1/2041	16,032	16,051
Freddie Mac Gold Pool 4.5% 5/1/2041	10,724	10,747
Freddie Mac Gold Pool 4.5% 5/1/2041	1,925	1,929
Freddie Mac Gold Pool 4.5% 5/1/2047	94,902	94,639
Freddie Mac Gold Pool 4.5% 5/1/2047	72,545	72,343
Freddie Mac Gold Pool 4.5% 5/1/2047	32,707	32,616
Freddie Mac Gold Pool 4.5% 5/1/2048	63,770	63,433
Freddie Mac Gold Pool 4.5% 6/1/2041	14,967	15,015
Freddie Mac Gold Pool 4.5% 6/1/2041	12,382	12,402
Freddie Mac Gold Pool 4.5% 6/1/2041	10,466	10,498
Freddie Mac Gold Pool 4.5% 6/1/2041	4,917	4,939
Freddie Mac Gold Pool 4.5% 6/1/2047	135,988	135,610
Freddie Mac Gold Pool 4.5% 6/1/2047	40,441	40,442
Freddie Mac Gold Pool 4.5% 7/1/2047	74,476	74,525
Freddie Mac Gold Pool 4.5% 7/1/2047	57,642	57,482
Freddie Mac Gold Pool 4.5% 7/1/2047	32,003	32,005
Freddie Mac Gold Pool 4.5% 8/1/2040	2,392	2,399
Freddie Mac Gold Pool 4.5% 8/1/2041	28,633	28,694
Freddie Mac Gold Pool 4.5% 8/1/2041	2,256	2,262
Freddie Mac Gold Pool 4.5% 9/1/2041	225,308	225,771
Freddie Mac Gold Pool 4.5% 9/1/2041	39,917	40,006
Freddie Mac Gold Pool 5% 1/1/2040	28,975	29,583
Freddie Mac Gold Pool 5% 10/1/2052	75,340	76,145
Freddie Mac Gold Pool 5% 11/1/2052	761,941	772,463
Freddie Mac Gold Pool 5% 12/1/2052	1,798,922	1,818,142
Freddie Mac Gold Pool 5% 4/1/2040	56,483	57,676
Freddie Mac Gold Pool 5% 5/1/2040	5,399	5,512
Freddie Mac Gold Pool 5% 5/1/2052	349,354	353,087
Freddie Mac Gold Pool 5% 6/1/2040	19,568	19,980
Freddie Mac Gold Pool 5% 6/1/2041	90,655	92,572
Freddie Mac Gold Pool 5% 6/1/2052	450,947	455,483
Freddie Mac Gold Pool 5% 7/1/2040	6,391	6,524
Freddie Mac Gold Pool 5% 8/1/2040	1,599,943	1,620,854
Freddie Mac Gold Pool 5% 8/1/2040	27,422	27,995
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)	2,335,394	2,410,303
Freddie Mac Gold Pool 5.5% 6/1/2055	33,246	33,720
Freddie Mac Gold Pool 5.5% 9/1/2052	1,205,596	1,238,615
Freddie Mac Gold Pool 6% 11/1/2038	145,043	151,061
Freddie Mac Gold Pool 6% 2/1/2040	258,098	269,695
Freddie Mac Gold Pool 6% 2/1/2055	1,804,810	1,885,348
Freddie Mac Gold Pool 6% 4/1/2032	27,784	28,864
Freddie Mac Gold Pool 6% 4/1/2054	951,932	992,923
Freddie Mac Gold Pool 6% 5/1/2033	9,039	9,357
Freddie Mac Gold Pool 6% 5/1/2054	1,491,375	1,558,392
Freddie Mac Gold Pool 6% 7/1/2037	1,596	1,686
Freddie Mac Gold Pool 6% 8/1/2037	16,448	17,345
Freddie Mac Gold Pool 6% 8/1/2055	4,210,655	4,401,512
Freddie Mac Gold Pool 6% 8/1/2055	1,207,265	1,260,101
Freddie Mac Gold Pool 6% 9/1/2054	387,289	405,177
Freddie Mac Gold Pool 6% 9/1/2054	172,726	179,786
Freddie Mac Gold Pool 6.5% 1/1/2053	628,244	656,617
Freddie Mac Gold Pool 6.5% 1/1/2054	1,153,747	1,216,489
Freddie Mac Gold Pool 6.5% 6/1/2054	1,132,343	1,199,582
Freddie Mac Gold Pool 6.5% 9/1/2053	119,935	126,644
Freddie Mac Gold Pool 6.5% 9/1/2054	1,363,154	1,444,952
Freddie Mac Gold Pool 7% 1/1/2054	1,271,740	1,350,847
Freddie Mac Gold Pool 7% 1/1/2054	1,225,669	1,304,400
Freddie Mac Gold Pool 7% 1/1/2054	352,929	375,130
Freddie Mac Gold Pool 7% 1/1/2054	239,356	254,731
Freddie Mac Gold Pool 7% 1/1/2054	143,905	152,958
Freddie Mac Gold Pool 7% 11/1/2053	224,679	239,603
Freddie Mac Gold Pool 7% 12/1/2053	148,701	157,050
Freddie Mac Gold Pool 7% 12/1/2053	18,362	19,398
Freddie Mac Gold Pool 7% 2/1/2054	659,953	701,004
Freddie Mac Gold Pool 7% 3/1/2054	21,760	23,209
Freddie Mac Gold Pool 7% 6/1/2054	1,139,472	1,214,802
Freddie Mac Gold Pool 7% 6/1/2054	1,137,357	1,208,904
Freddie Mac Gold Pool 7% 7/1/2043	13,998	14,857
Freddie Mac Gold Pool 7% 8/1/2054	656,184	704,127
Freddie Mac Gold Pool 7% 8/1/2054	502,279	535,642
Freddie Mac Gold Pool 7% 9/1/2043	28,736	30,283
Freddie Mac Gold Pool 7% 9/1/2054	677,319	719,451
Freddie Mac Gold Pool 7.5% 1/1/2027	20	20
Freddie Mac Gold Pool 7.5% 10/1/2027	6	5
Freddie Mac Gold Pool 7.5% 11/1/2029	532	556
Freddie Mac Gold Pool 7.5% 11/1/2031	43	46
Freddie Mac Gold Pool 7.5% 2/1/2028	23	24
Freddie Mac Gold Pool 7.5% 8/1/2026	2	1
Freddie Mac Gold Pool 7.5% 9/1/2031	1,119	1,185
Freddie Mac Gold Pool 8% 4/1/2027	22	22
Freddie Mac Gold Pool 8% 5/1/2027	12	11
Freddie Mac Gold Pool 8.5% 1/1/2028	30	31
Freddie Mac Gold Pool 8.5% 5/1/2027	4	3
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	429,529	447,757
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,783,959	1,859,246
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	776,394	823,043
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (c)(d)	8,878	9,053
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	4,595	4,800
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	850	887
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	932	973
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	11,838	12,360
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (c)(d)	8,445	8,818
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (c)(d)	10,794	11,268
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	114	117
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	641	664
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2476%, 6.497% 1/1/2035 (c)(d)	902	920
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,018,733	1,048,226
Freddie Mac Non Gold Pool 5.5% 6/1/2053	497,496	511,121
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,251,801	4,368,250
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,213,658	1,248,415
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.255% 4/1/2035 (c)(d)	7,240	7,375
Freddie Mac Non Gold Pool 6% 6/1/2053	531,597	554,323
Freddie Mac Non Gold Pool 6% 6/1/2053	480,850	499,753
Freddie Mac Non Gold Pool 6.5% 1/1/2055	397,465	419,079
Ginnie Mae I Pool 2.5% 12/20/2051	644,901	552,454
Ginnie Mae I Pool 2.5% 8/20/2051	546,247	468,284
Ginnie Mae I Pool 2.5% 9/20/2051	484,441	415,299
Ginnie Mae I Pool 3% 1/15/2045	5,420	4,922
Ginnie Mae I Pool 3% 1/15/2045	5,232	4,756
Ginnie Mae I Pool 3% 1/15/2045	1,465	1,330
Ginnie Mae I Pool 3% 12/20/2042	592,587	545,659
Ginnie Mae I Pool 3% 2/15/2045	5,163	4,696
Ginnie Mae I Pool 3% 2/15/2045	4,406	4,002
Ginnie Mae I Pool 3% 2/15/2045	2,330	2,118
Ginnie Mae I Pool 3% 3/15/2045	9,567	8,690
Ginnie Mae I Pool 3% 3/15/2045	6,291	5,708
Ginnie Mae I Pool 3% 3/15/2045	5,683	5,179
Ginnie Mae I Pool 3% 3/15/2045	4,844	4,400
Ginnie Mae I Pool 3% 3/15/2045	4,433	4,046
Ginnie Mae I Pool 3% 3/15/2045	2,873	2,603
Ginnie Mae I Pool 3% 3/15/2045	2,369	2,168
Ginnie Mae I Pool 3% 3/15/2045	1,878	1,704
Ginnie Mae I Pool 3% 3/15/2045	1,647	1,504
Ginnie Mae I Pool 3% 3/15/2045	1,412	1,282
Ginnie Mae I Pool 3% 3/20/2043	385,392	355,037
Ginnie Mae I Pool 3% 3/20/2043	158,501	146,129
Ginnie Mae I Pool 3% 6/15/2045	3,270	2,992
Ginnie Mae I Pool 3% 6/15/2045	2,367	2,146
Ginnie Mae I Pool 3% 6/15/2045	1,583	1,436
Ginnie Mae I Pool 3% 7/15/2045	6,244	5,649
Ginnie Mae I Pool 3% 7/15/2045	5,775	5,262
Ginnie Mae I Pool 3% 7/15/2045	5,444	4,930
Ginnie Mae I Pool 3% 7/15/2045	5,130	4,673
Ginnie Mae I Pool 3% 7/15/2045	4,767	4,318
Ginnie Mae I Pool 3% 7/15/2045	3,943	3,586
Ginnie Mae I Pool 3% 7/15/2045	3,843	3,476
Ginnie Mae I Pool 3% 7/15/2045	3,622	3,284
Ginnie Mae I Pool 3% 7/15/2045	949	858
Ginnie Mae I Pool 3.5% 1/15/2041	27,414	26,101
Ginnie Mae I Pool 3.5% 1/20/2050	156,176	143,536
Ginnie Mae I Pool 3.5% 1/20/2050	94,610	87,248
Ginnie Mae I Pool 3.5% 1/20/2050	92,142	84,915
Ginnie Mae I Pool 3.5% 1/20/2050	26,430	24,323
Ginnie Mae I Pool 3.5% 11/15/2042	101,059	95,372
Ginnie Mae I Pool 3.5% 12/20/2049	23,410	21,567
Ginnie Mae I Pool 3.5% 12/20/2049	10,685	9,820
Ginnie Mae I Pool 3.5% 12/20/2049	8,304	7,658
Ginnie Mae I Pool 3.5% 12/20/2049	2,483	2,286
Ginnie Mae I Pool 3.5% 2/15/2041	50,127	47,592
Ginnie Mae I Pool 3.5% 2/15/2042	44,593	42,117
Ginnie Mae I Pool 3.5% 3/15/2043	49,947	46,888
Ginnie Mae I Pool 3.5% 5/15/2042	105,594	100,207
Ginnie Mae I Pool 3.5% 5/15/2042	78,920	74,876
Ginnie Mae I Pool 3.5% 5/15/2042	30,472	28,736
Ginnie Mae I Pool 3.5% 7/15/2043	73,540	68,970
Ginnie Mae I Pool 3.5% 7/20/2052	1,838,234	1,692,618
Ginnie Mae I Pool 3.5% 8/15/2042	54,447	51,450
Ginnie Mae I Pool 3.5% 8/20/2052	1,089,231	1,002,948
Ginnie Mae I Pool 4% 1/15/2042	1,953	1,893
Ginnie Mae I Pool 4% 1/15/2043	9,587	9,279
Ginnie Mae I Pool 4% 10/15/2040	11,361	11,050
Ginnie Mae I Pool 4% 10/15/2041	98,693	95,691
Ginnie Mae I Pool 4% 10/15/2041	85,557	83,053
Ginnie Mae I Pool 4% 10/15/2041	78,122	75,708
Ginnie Mae I Pool 4% 10/15/2041	46,900	45,542
Ginnie Mae I Pool 4% 10/15/2041	22,231	21,622
Ginnie Mae I Pool 4% 10/15/2041	14,224	13,801
Ginnie Mae I Pool 4% 10/15/2041	11,827	11,488
Ginnie Mae I Pool 4% 10/15/2041	10,584	10,279
Ginnie Mae I Pool 4% 10/15/2041	8,947	8,696
Ginnie Mae I Pool 4% 10/15/2041	5,196	5,045
Ginnie Mae I Pool 4% 10/15/2041	4,445	4,310
Ginnie Mae I Pool 4% 10/15/2041	4,114	3,984
Ginnie Mae I Pool 4% 10/15/2041	983	952
Ginnie Mae I Pool 4% 10/20/2052	3,043,315	2,900,255
Ginnie Mae I Pool 4% 11/15/2040	28,478	27,626
Ginnie Mae I Pool 4% 11/15/2040	5,758	5,593
Ginnie Mae I Pool 4% 11/15/2040	2,809	2,725
Ginnie Mae I Pool 4% 11/15/2041	30,726	29,822
Ginnie Mae I Pool 4% 11/15/2042	2,395	2,318
Ginnie Mae I Pool 4% 12/15/2041	43,632	42,312
Ginnie Mae I Pool 4% 12/15/2041	25,155	24,394
Ginnie Mae I Pool 4% 12/15/2041	13,898	13,498
Ginnie Mae I Pool 4% 12/15/2041	9,849	9,548
Ginnie Mae I Pool 4% 12/15/2041	5,075	4,940
Ginnie Mae I Pool 4% 12/15/2041	1,085	1,053
Ginnie Mae I Pool 4% 12/15/2042	2,555	2,476
Ginnie Mae I Pool 4% 2/15/2041	4,992	4,853
Ginnie Mae I Pool 4% 2/15/2042	3,321	3,220
Ginnie Mae I Pool 4% 3/15/2040	37,574	36,632
Ginnie Mae I Pool 4% 3/15/2041	3,079	2,993
Ginnie Mae I Pool 4% 3/15/2042	15,782	15,295
Ginnie Mae I Pool 4% 3/15/2042	5,129	4,966
Ginnie Mae I Pool 4% 4/15/2042	6,274	6,078
Ginnie Mae I Pool 4% 4/15/2043	1,801	1,747
Ginnie Mae I Pool 4% 4/15/2046	408,847	393,948
Ginnie Mae I Pool 4% 4/20/2047	155,868	149,357
Ginnie Mae I Pool 4% 4/20/2047	140,804	134,922
Ginnie Mae I Pool 4% 4/20/2048	126,339	120,983
Ginnie Mae I Pool 4% 4/20/2048	111,271	106,554
Ginnie Mae I Pool 4% 6/15/2041	3,996	3,879
Ginnie Mae I Pool 4% 7/15/2040	13,645	13,289
Ginnie Mae I Pool 4% 7/15/2041	8,720	8,462
Ginnie Mae I Pool 4% 8/15/2041	130,220	126,366
Ginnie Mae I Pool 4% 8/15/2041	12,577	12,211
Ginnie Mae I Pool 4% 8/15/2043	2,757	2,660
Ginnie Mae I Pool 4% 9/15/2040	6,054	5,887
Ginnie Mae I Pool 4% 9/15/2041	14,420	13,990
Ginnie Mae I Pool 4% 9/15/2041	12,255	11,898
Ginnie Mae I Pool 4% 9/15/2041	10,577	10,279
Ginnie Mae I Pool 4% 9/15/2041	2,688	2,605
Ginnie Mae I Pool 4% 9/15/2041	1,283	1,251
Ginnie Mae I Pool 4.5% 2/15/2040	10,976	10,994
Ginnie Mae I Pool 4.5% 2/15/2040	1,262	1,264
Ginnie Mae I Pool 4.5% 3/15/2041	209,677	209,744
Ginnie Mae I Pool 4.5% 3/15/2041	165,151	165,363
Ginnie Mae I Pool 4.5% 3/15/2041	54,821	54,897
Ginnie Mae I Pool 4.5% 3/15/2041	2,479	2,482
Ginnie Mae I Pool 4.5% 4/15/2041	22,884	22,901
Ginnie Mae I Pool 4.5% 4/20/2053	4,059,351	3,979,414
Ginnie Mae I Pool 4.5% 5/15/2039	3,488	3,495
Ginnie Mae I Pool 4.5% 6/15/2040	31,180	31,222
Ginnie Mae I Pool 4.5% 6/15/2040	21,411	21,445
Ginnie Mae I Pool 4.5% 6/15/2040	15,531	15,555
Ginnie Mae I Pool 4.5% 7/15/2040	41,054	41,115
Ginnie Mae I Pool 4.5% 7/15/2040	19,428	19,456
Ginnie Mae I Pool 4.5% 7/15/2040	13,884	13,901
Ginnie Mae I Pool 4.5% 7/15/2040	1,779	1,780
Ginnie Mae I Pool 4.5% 8/15/2039	36,486	36,556
Ginnie Mae I Pool 4.5% 8/15/2040	13,849	13,869
Ginnie Mae I Pool 5% 10/15/2039	10,954	11,175
Ginnie Mae I Pool 5% 10/15/2039	4,733	4,827
Ginnie Mae I Pool 5% 11/15/2040	10,064	10,267
Ginnie Mae I Pool 5% 11/15/2040	4,099	4,182
Ginnie Mae I Pool 5% 12/15/2039	13,981	14,263
Ginnie Mae I Pool 5% 3/15/2039	6,189	6,312
Ginnie Mae I Pool 5% 4/15/2040	1,709	1,744
Ginnie Mae I Pool 5% 4/15/2041	4,385	4,474
Ginnie Mae I Pool 5% 4/15/2041	2,998	3,058
Ginnie Mae I Pool 5% 4/15/2041	1,962	2,001
Ginnie Mae I Pool 5% 4/20/2048	333,041	339,298
Ginnie Mae I Pool 5% 6/15/2040	7,520	7,672
Ginnie Mae I Pool 5% 7/15/2040	12,426	12,677
Ginnie Mae I Pool 5% 7/15/2040	7,636	7,790
Ginnie Mae I Pool 5% 7/15/2040	5,200	5,306
Ginnie Mae I Pool 5% 8/15/2039	10,481	10,691
Ginnie Mae I Pool 5% 8/15/2039	893	911
Ginnie Mae I Pool 5% 8/15/2040	21,983	22,427
Ginnie Mae I Pool 5% 8/15/2040	18,162	18,529
Ginnie Mae I Pool 5% 9/15/2039	8,445	8,614
Ginnie Mae I Pool 5% 9/15/2040	12,149	12,394
Ginnie Mae I Pool 5% 9/15/2040	8,120	8,284
Ginnie Mae I Pool 6.5% 11/15/2035	2,367	2,529
Ginnie Mae I Pool 6.5% 4/15/2035	3,051	3,248
Ginnie Mae I Pool 6.5% 9/15/2035	6,853	7,269
Ginnie Mae I Pool 7% 1/15/2028	355	359
Ginnie Mae I Pool 7% 1/15/2028	14	13
Ginnie Mae I Pool 7% 10/15/2028	67	68
Ginnie Mae I Pool 7% 10/15/2031	1,781	1,841
Ginnie Mae I Pool 7% 12/15/2028	110	112
Ginnie Mae I Pool 7% 12/15/2030	2,802	2,894
Ginnie Mae I Pool 7% 2/15/2028	1,470	1,486
Ginnie Mae I Pool 7% 2/15/2028	22	21
Ginnie Mae I Pool 7% 2/15/2032	6,046	6,257
Ginnie Mae I Pool 7% 2/15/2032	175	181
Ginnie Mae I Pool 7% 3/15/2028	83	84
Ginnie Mae I Pool 7% 3/15/2029	774	791
Ginnie Mae I Pool 7% 3/15/2032	3,144	3,243
Ginnie Mae I Pool 7% 3/15/2032	2,101	2,166
Ginnie Mae I Pool 7% 3/15/2032	26	26
Ginnie Mae I Pool 7% 4/15/2028	219	222
Ginnie Mae I Pool 7% 4/15/2028	8	7
Ginnie Mae I Pool 7% 4/15/2029	630	643
Ginnie Mae I Pool 7% 4/15/2029	292	299
Ginnie Mae I Pool 7% 4/15/2031	431	442
Ginnie Mae I Pool 7% 4/15/2032	8,488	8,818
Ginnie Mae I Pool 7% 4/15/2032	929	965
Ginnie Mae I Pool 7% 4/15/2032	563	582
Ginnie Mae I Pool 7% 4/15/2032	147	152
Ginnie Mae I Pool 7% 5/15/2029	506	517
Ginnie Mae I Pool 7% 5/15/2032	269	279
Ginnie Mae I Pool 7% 6/15/2028	737	740
Ginnie Mae I Pool 7% 6/15/2028	278	283
Ginnie Mae I Pool 7% 6/15/2028	87	89
Ginnie Mae I Pool 7% 6/15/2032	2,479	2,574
Ginnie Mae I Pool 7% 6/15/2032	880	909
Ginnie Mae I Pool 7% 6/15/2032	72	74
Ginnie Mae I Pool 7% 6/15/2032	68	70
Ginnie Mae I Pool 7% 7/15/2028	47	48
Ginnie Mae I Pool 7% 7/15/2028	9	9
Ginnie Mae I Pool 7% 7/15/2031	1,341	1,386
Ginnie Mae I Pool 7% 7/15/2031	515	531
Ginnie Mae I Pool 7% 7/15/2031	297	308
Ginnie Mae I Pool 7% 7/15/2032	322	335
Ginnie Mae I Pool 7% 8/15/2031	927	938
Ginnie Mae I Pool 7% 8/15/2031	834	864
Ginnie Mae I Pool 7% 8/15/2031	78	80
Ginnie Mae I Pool 7% 9/15/2031	874	900
Ginnie Mae I Pool 7% 9/15/2031	252	260
Ginnie Mae I Pool 7% 9/15/2031	135	140
Ginnie Mae I Pool 7.5% 10/15/2027	74	75
Ginnie Mae I Pool 7.5% 10/15/2028	1,486	1,520
Ginnie Mae I Pool 7.5% 12/15/2027	290	295
Ginnie Mae I Pool 7.5% 2/15/2027	12	11
Ginnie Mae I Pool 7.5% 3/15/2028	918	935
Ginnie Mae I Pool 7.5% 4/15/2027	285	288
Ginnie Mae I Pool 7.5% 4/15/2027	279	283
Ginnie Mae I Pool 7.5% 4/15/2027	123	125
Ginnie Mae I Pool 7.5% 4/15/2027	100	101
Ginnie Mae I Pool 7.5% 4/15/2027	85	86
Ginnie Mae I Pool 7.5% 4/15/2027	41	41
Ginnie Mae I Pool 7.5% 4/15/2027	36	36
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 4/15/2027	2	1
Ginnie Mae I Pool 7.5% 6/15/2027	92	93
Ginnie Mae I Pool 7.5% 8/15/2028	83	84
Ginnie Mae I Pool 8% 3/15/2030	546	562
Ginnie Mae I Pool 8% 5/15/2030	285	294
Ginnie Mae I Pool 8% 9/15/2030	564	582
Ginnie Mae II Pool 2% 1/20/2051	12,096,040	10,018,421
Ginnie Mae II Pool 2% 10/20/2050	4,765,389	3,947,331
Ginnie Mae II Pool 2% 11/20/2050	2,127,810	1,763,334
Ginnie Mae II Pool 2% 12/20/2050	3,968,687	3,286,714
Ginnie Mae II Pool 2% 2/20/2051	4,402,634	3,645,748
Ginnie Mae II Pool 2% 3/20/2051	986,454	816,866
Ginnie Mae II Pool 2% 4/20/2052	984,342	815,425
Ginnie Mae II Pool 2% 9/20/2050	3,246,222	2,690,171
Ginnie Mae II Pool 2.5% 1/1/2056 (b)	14,950,000	12,892,629
Ginnie Mae II Pool 2.5% 12/20/2051	71,009	61,274
Ginnie Mae II Pool 2.5% 6/20/2051	795,156	686,140
Ginnie Mae II Pool 2.5% 6/20/2054	395,233	341,757
Ginnie Mae II Pool 2.5% 7/20/2051	1,867,663	1,611,606
Ginnie Mae II Pool 2.5% 9/20/2051	1,892,325	1,632,886
Ginnie Mae II Pool 3% 1/20/2032	566,700	554,715
Ginnie Mae II Pool 3% 10/20/2031	184,267	180,474
Ginnie Mae II Pool 3% 11/20/2031	200,133	195,899
Ginnie Mae II Pool 3% 12/20/2031	299,823	293,567
Ginnie Mae II Pool 3% 12/20/2046	849,304	774,636
Ginnie Mae II Pool 3% 2/20/2031	23,879	23,443
Ginnie Mae II Pool 3% 3/20/2031	47,836	46,948
Ginnie Mae II Pool 3% 3/20/2046	50,189	45,808
Ginnie Mae II Pool 3% 3/20/2050	409,917	369,523
Ginnie Mae II Pool 3% 4/20/2031	179,217	175,836
Ginnie Mae II Pool 3% 4/20/2047	16,487	15,038
Ginnie Mae II Pool 3% 4/20/2052	7,848,888	7,059,509
Ginnie Mae II Pool 3% 5/20/2031	383,219	375,878
Ginnie Mae II Pool 3% 5/20/2051	1,185,243	1,066,448
Ginnie Mae II Pool 3% 6/20/2050	8,101	7,302
Ginnie Mae II Pool 3% 6/20/2051	312,335	280,971
Ginnie Mae II Pool 3% 7/20/2031	5,034	4,934
Ginnie Mae II Pool 3% 7/20/2051	396,982	357,243
Ginnie Mae II Pool 3% 8/20/2031	58,779	57,602
Ginnie Mae II Pool 3% 8/20/2051	470,519	423,418
Ginnie Mae II Pool 3% 9/20/2031	23,834	23,350
Ginnie Mae II Pool 3% 9/20/2051	15,602	14,040
Ginnie Mae II Pool 3.5% 12/20/2040	47,854	45,575
Ginnie Mae II Pool 3.5% 8/20/2052	1,784,519	1,625,592
Ginnie Mae II Pool 4% 1/20/2041	159,268	155,284
Ginnie Mae II Pool 4% 1/20/2042	544,102	529,532
Ginnie Mae II Pool 4% 1/20/2046	2,154	2,079
Ginnie Mae II Pool 4% 10/20/2040	77,562	75,641
Ginnie Mae II Pool 4% 10/20/2045	1,921	1,854
Ginnie Mae II Pool 4% 11/20/2040	313,781	305,924
Ginnie Mae II Pool 4% 12/20/2045	2,581	2,492
Ginnie Mae II Pool 4% 2/20/2041	5,169	5,039
Ginnie Mae II Pool 4% 3/20/2047	82,449	79,649
Ginnie Mae II Pool 4% 4/20/2047	296,578	286,506
Ginnie Mae II Pool 4% 5/20/2046	460,191	445,282
Ginnie Mae II Pool 4% 6/20/2045	52,319	50,571
Ginnie Mae II Pool 4% 7/20/2044	2,679	2,594
Ginnie Mae II Pool 4% 8/20/2043	19,443	18,866
Ginnie Mae II Pool 4% 8/20/2045	379,030	366,110
Ginnie Mae II Pool 4% 9/20/2040	123,086	120,032
Ginnie Mae II Pool 4% 9/20/2045	1,818	1,754
Ginnie Mae II Pool 4.5% 1/1/2056 (b)	2,000,000	1,948,194
Ginnie Mae II Pool 4.5% 11/20/2054	1,804,923	1,761,484
Ginnie Mae II Pool 4.5% 3/20/2041	7,038	7,041
Ginnie Mae II Pool 4.5% 5/20/2040	46,816	46,853
Ginnie Mae II Pool 4.5% 5/20/2041	13,732	13,736
Ginnie Mae II Pool 4.5% 7/20/2040	35,939	35,962
Ginnie Mae II Pool 4.5% 7/20/2054	862,415	842,131
Ginnie Mae II Pool 4.5% 9/20/2040	164,069	164,161
Ginnie Mae II Pool 5% 1/1/2056 (b)	11,450,000	11,422,236
Ginnie Mae II Pool 5% 12/20/2054	700,710	702,329
Ginnie Mae II Pool 5% 2/1/2056 (b)	11,450,000	11,409,265
Ginnie Mae II Pool 5.5% 1/1/2056 (b)	22,450,000	22,666,694
Ginnie Mae II Pool 5.5% 12/20/2054	521,242	526,919
Ginnie Mae II Pool 5.5% 2/1/2056 (b)	20,625,000	20,807,966
Ginnie Mae II Pool 5.5% 2/20/2055	2,903,088	2,932,668
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	3,600,000	3,627,436
Ginnie Mae II Pool 6% 1/1/2056 (b)	21,300,000	21,704,787
Ginnie Mae II Pool 6% 12/20/2054	1,495,389	1,527,295
Ginnie Mae II Pool 6% 2/1/2056 (b)	13,125,000	13,364,687
Ginnie Mae II Pool 6% 3/1/2056 (b)	4,200,000	4,272,271
Ginnie Mae II Pool 6.5% 2/1/2056 (b)	3,550,000	3,665,084
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	3,550,000	3,660,646
Uniform Mortgage Backed Securities 2% 1/1/2056 (b)	39,200,000	31,669,312
Uniform Mortgage Backed Securities 2% 2/1/2056 (b)	18,825,000	15,206,334
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (b)	21,775,000	18,402,427
Uniform Mortgage Backed Securities 3% 1/1/2056 (b)	8,900,000	7,866,070
Uniform Mortgage Backed Securities 3% 2/1/2056 (b)	4,450,000	3,930,253
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (b)	6,700,000	6,539,043
Uniform Mortgage Backed Securities 5% 1/1/2041 (b)	16,750,000	16,965,918
Uniform Mortgage Backed Securities 5% 1/1/2056 (b)	4,300,000	4,289,249
Uniform Mortgage Backed Securities 5% 2/1/2041 (b)	17,425,000	17,643,492
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (b)	22,050,000	22,357,494
Uniform Mortgage Backed Securities 5.5% 2/1/2056 (b)	7,500,000	7,597,559
Uniform Mortgage Backed Securities 6% 1/1/2056 (b)	43,450,000	44,605,840
Uniform Mortgage Backed Securities 6% 2/1/2056 (b)	22,250,000	22,829,717
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (b)	7,050,000	7,325,115
TOTAL UNITED STATES		701,122,136
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $709,488,920)		701,122,136

U.S. Treasury Obligations - 48.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,659,130
US Treasury Bonds 2% 8/15/2051	1.86 to 1.94	32,104,200	18,390,941
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	22,023,891
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,280,875
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	34,200,000	28,899,000
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	21,113,473
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,874,000	19,835,153
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	47,068,797
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	61,205,031
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	19,575,000	17,698,553
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	11,750,000	11,481,953
US Treasury Bonds 4.625% 2/15/2055	4.60	5,000,000	4,826,314
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,356,393
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	32,366,000	31,804,652
US Treasury Bonds 4.75% 8/15/2055	4.73 to 4.91	25,100,000	24,676,438
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	38,846,000	39,222,321
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.51	2,239,158	2,126,226
US Treasury Notes 2.375% 3/31/2029	2.67	10,000,000	9,634,375
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	64,845,178
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	61,225,664
US Treasury Notes 3.625% 8/31/2030	3.58 to 3.61	11,900,000	11,857,699
US Treasury Notes 3.75% 11/30/2032	3.95	26,400,000	26,177,250
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	17,400,000	17,441,461
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.86	123,000,000	124,028,204
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	85,720,508
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	36,190,000	35,888,888
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	126,888,131
US Treasury Notes 3.875% 8/31/2032	3.93	6,200,000	6,183,773
US Treasury Notes 3.875% 9/30/2032	3.93	24,300,000	24,225,012
US Treasury Notes 4% 1/31/2031	4.13	39,100,000	39,550,567
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	65,800,000	66,226,672
US Treasury Notes 4% 6/30/2032	3.98	4,600,000	4,626,414
US Treasury Notes 4% 7/31/2032	4.11 to 4.12	30,200,000	30,358,078
US Treasury Notes 4.125% 11/15/2032	3.59	38,824,000	39,268,353
US Treasury Notes 4.125% 2/29/2032	4.15 to 4.23	70,000,000	70,987,109
US Treasury Notes 4.125% 5/31/2032	4.05	593,000	600,987
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	25,337,695
US Treasury Notes 4.25% 11/15/2034	4.44	7,500,000	7,578,809
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.49	39,600,000	39,927,938
US Treasury Notes 4.25% 8/15/2035	4.03 to 4.15	93,600,000	94,272,750
US Treasury Notes 4.375% 1/31/2032	4.41	16,400,000	16,856,125
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	90,739,195
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	47,300,000	49,125,487
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,740,594
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,630,745,019)			1,579,982,057

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $70,343,312)	3.79	70,325,861	70,339,926

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	4,200,000	109,186
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.675% and receive annually a floating rate based on US SOFR Index, expiring June 2036	6/2026	6,270,000	146,398
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.953% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	28,500,000	1,048,473

TOTAL PUT SWAPTIONS			1,304,057
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	4,200,000	25,263
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.953% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	28,500,000	810,124
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.675% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026	6,270,000	63,160

TOTAL CALL SWAPTIONS			898,547
TOTAL PURCHASED SWAPTIONS (Cost $2,332,120)			2,202,604

TOTAL INVESTMENT IN SECURITIES - 110.3% (Cost $3,684,607,092)	3,612,555,425
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(337,504,283)
NET ASSETS - 100.0%	3,275,051,142

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 1/1/2056	(11,450,000)	(11,422,236)
Ginnie Mae II Pool 5.5% 1/1/2056	(20,625,000)	(20,824,079)
Ginnie Mae II Pool 5.5% 2/1/2056	(3,600,000)	(3,631,936)
Ginnie Mae II Pool 6% 1/1/2056	(21,300,000)	(21,704,787)
Ginnie Mae II Pool 6% 2/1/2056	(4,200,000)	(4,276,700)
Ginnie Mae II Pool 6.5% 2/1/2056	(3,550,000)	(3,665,084)
Uniform Mortgage Backed Securities 2% 1/1/2056	(34,625,000)	(27,973,212)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(6,100,000)	(5,155,215)
Uniform Mortgage Backed Securities 3% 1/1/2056	(8,900,000)	(7,866,070)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(6,700,000)	(6,539,043)
Uniform Mortgage Backed Securities 5% 1/1/2041	(14,275,000)	(14,459,013)
Uniform Mortgage Backed Securities 5% 1/1/2056	(4,300,000)	(4,289,249)
Uniform Mortgage Backed Securities 5.5% 1/1/2056	(20,750,000)	(21,039,365)
Uniform Mortgage Backed Securities 6% 1/1/2056	(40,950,000)	(42,039,336)
Uniform Mortgage Backed Securities 6% 2/1/2056	(5,975,000)	(6,130,677)
Uniform Mortgage Backed Securities 6.5% 1/1/2056	(6,175,000)	(6,415,970)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(207,431,972)

TOTAL TBA SALE COMMITMENTS (Proceeds $207,410,497)		(207,431,972)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	14	3/2026	1,571,938	(6,583)
CBOT 2Y US Treasury Notes Contracts (United States)	216	3/2026	45,093,375	7,294
CBOT 5Y US Treasury Notes Contracts (United States)	4	3/2026	436,813	(568)
CBOT US Treasury Long Bond Contracts (United States)	46	3/2026	5,300,063	(42,839)
CBOT US Treasury Ultra Bond Contracts (United States)	45	3/2026	5,286,094	(98,830)

TOTAL FUTURES CONTRACTS				(141,526)
The notional amount of long futures as a percentage of Net Assets is 1.7%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 18 Index	12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	79,444	(81,537)	(2,093)
CMBX BBB- Series 16 Index	4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	500,000	83,496	(85,131)	(1,635)
CMBX AAA Series 16 Index	4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,198,674	23,119	(42,945)	(19,826)
CMBX AAA Series 18 Index	12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,900,000	(8,639)	3,933	(4,706)

TOTAL CREDIT DEFAULT SWAPS						177,420	(205,680)	(28,260)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	90,599,000	(119,643)	0	(119,643)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	620,000	(3,662)	0	(3,662)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	160,000	(306)	0	(306)
4.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2046	666,000	(7,784)	0	(7,784)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2036	320,000	(1,324)	0	(1,324)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	5,296,000	6,637	0	6,637
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2031	2,145,000	(87)	0	(87)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	436,000	(487)	0	(487)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	23,121,000	(35,232)	0	(35,232)
TOTAL INTEREST RATE SWAPS							(161,888)	0	(161,888)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $860,626.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,179,862.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,616,099 or 16.5% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,534,283	663,533,126	629,726,872	3,185,163	3,169	(3,780)	70,339,926	70,325,861	0.1%
Fidelity Securities Lending Cash Central Fund	7,141,810	283,224,954	290,366,380	7,209	(384)	-	-	-	0.0%
Total	43,676,093	946,758,080	920,093,252	3,192,372	2,785	(3,780)	70,339,926

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	325,984,461	-	325,984,461	-

Bank Notes
Financials	3,440,399	-	3,440,399	-

Collateralized Mortgage Obligations	37,730,150	-	37,730,150	-

Commercial Mortgage Securities	170,380,201	-	170,160,044	220,157

Foreign Government and Government Agency Obligations	1,508,403	-	1,508,403	-

Non-Convertible Corporate Bonds
Communication Services	54,694,593	-	54,694,593	-
Consumer Discretionary	6,602,746	-	6,602,746	-
Consumer Staples	15,740,277	-	15,740,277	-
Energy	79,506,272	-	79,506,272	-
Financials	362,064,405	-	362,064,405	-
Health Care	31,925,560	-	31,925,560	-
Industrials	25,273,751	-	25,273,751	-
Information Technology	35,608,076	-	35,608,076	-
Materials	3,237,917	-	3,237,917	-
Real Estate	71,500,612	-	71,500,612	-
Utilities	33,710,879	-	33,710,879	-

U.S. Government Agency - Mortgage Securities	701,122,136	-	701,122,136	-

U.S. Treasury Obligations	1,579,982,057	-	1,579,982,057	-

Money Market Funds	70,339,926	70,339,926	-	-

Purchased Swaptions	2,202,604	-	2,202,604	-
Total Investments in Securities:	3,612,555,425	70,339,926	3,541,995,342	220,157
Derivative Instruments:

Assets
Futures Contracts	7,294	7,294	-	-
Swaps	192,696	-	192,696	-
Total Assets	199,990	7,294	192,696	-

Liabilities
Futures Contracts	(148,820)	(148,820)	-	-
Swaps	(177,164)	-	(177,164)	-
Total Liabilities	(325,984)	(148,820)	(177,164)	-
Total Derivative Instruments:	(125,994)	(141,526)	15,532	-
Other Financial Instruments:

TBA Sale Commitments	(207,431,972)	-	(207,431,972)	-
Total Other Financial Instruments:	(207,431,972)	-	(207,431,972)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	186,059	(8,639)
Total Credit Risk	186,059	(8,639)
Interest Rate Risk
Futures Contracts (b)	7,294	(148,820)
Purchased Swaptions (c)	2,202,604	-
Swaps (d)	6,637	(168,525)
Total Interest Rate Risk	2,216,535	(317,345)
Total Value of Derivatives	2,402,594	(325,984)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,614,263,780)	$3,542,215,499
Fidelity Central Funds (cost $70,343,312)	70,339,926

Total Investment in Securities (cost $3,684,607,092)		$3,612,555,425
Foreign currency held at value (cost $2)		2
Receivable for investments sold		226
Receivable for TBA sale commitments		207,410,497
Receivable for fund shares sold		50,789
Interest receivable		30,244,945
Distributions receivable from Fidelity Central Funds		207,113
Receivable for daily variation margin on centrally cleared swaps		88,700
Bi-lateral OTC swaps, at value		186,059
Total assets		3,850,743,756
Liabilities
Payable to custodian bank	$93,356
Payable for investments purchased
Regular delivery	9,377,528
Delayed delivery	358,487,603
TBA sale commitments, at value	207,431,972
Payable for fund shares redeemed	85,626
Bi-lateral OTC swaps, at value	8,639
Payable for daily variation margin on futures contracts	94,090
Other payables and accrued expenses	113,800
Total liabilities		575,692,614
Net Assets		$3,275,051,142
Net Assets consist of:
Paid in capital		$3,526,592,232
Total accumulated earnings (loss)		(251,541,090)
Net Assets		$3,275,051,142
Net Asset Value, offering price and redemption price per share ($3,275,051,142 ÷ 34,779,416 shares)		$94.17
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$134,524,169
Income from Fidelity Central Funds (including $7,209 from security lending)		3,192,372
Total income		137,716,541
Expenses
Custodian fees and expenses	$10,368
Independent trustees' fees and expenses	7,461
Total expenses before reductions	17,829
Expense reductions	(11,963)
Total expenses after reductions		5,866
Net Investment income (loss)		137,710,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(41,937,641)
Fidelity Central Funds	2,785
Futures contracts	(16,086)
Swaps	316,017
Total net realized gain (loss)		(41,634,925)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	128,841,650
Fidelity Central Funds	(3,780)
Futures contracts	(141,526)
Swaps	(190,148)
TBA sale commitments	(108,324)
Total change in net unrealized appreciation (depreciation)		128,397,872
Net gain (loss)		86,762,947
Net increase (decrease) in net assets resulting from operations		$224,473,622
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,710,675	$128,401,332
Net realized gain (loss)	(41,634,925)	(30,155,778)
Change in net unrealized appreciation (depreciation)	128,397,872	(39,161,363)
Net increase (decrease) in net assets resulting from operations	224,473,622	59,084,191
Distributions to shareholders	(135,762,217)	(125,649,885)

Affiliated share transactions
Proceeds from sales of shares	266,515,599	148,208,210
Reinvestment of distributions	135,761,284	126,302,464
Cost of shares redeemed	(146,529,129)	(174,129,028)

Net increase (decrease) in net assets resulting from share transactions	255,747,754	100,381,646
Total increase (decrease) in net assets	344,459,159	33,815,952

Net Assets
Beginning of period	2,930,591,983	2,896,776,031
End of period	$3,275,051,142	$2,930,591,983

Other Information
Shares
Sold	2,869,648	1,618,586
Issued in reinvestment of distributions	1,451,036	1,365,447
Redeemed	(1,575,989)	(1,862,421)
Net increase (decrease)	2,744,695	1,121,612

Financial Highlights
VIP Investment Grade Central Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.48	$93.71	$91.75	$109.19	$114.93
Income from Investment Operations
Net investment income (loss) A,B	4.156	4.025	3.608	2.711	2.481
Net realized and unrealized gain (loss)	2.630	(2.296)	1.882	(16.386)	(2.817)
Total from investment operations	6.786	1.729	5.490	(13.675)	(.336)
Distributions from net investment income	(4.096)	(3.959)	(3.530)	(2.765)	(2.717)
Distributions from net realized gain	-	-	-	(1.000)	(2.687)
Total distributions	(4.096)	(3.959)	(3.530)	(3.765)	(5.404)
Net asset value, end of period	$94.17	$91.48	$93.71	$91.75	$109.19
Total Return C	7.54%	1.88%	6.13%	(12.69)%	(.28)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.46%	4.35%	3.93%	2.79%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$3,275,051	$2,930,592	$2,896,776	$2,458,557	$2,404,652
Portfolio turnover rate G	129%	196%	205%	188%	178% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,087,698
Gross unrealized depreciation	(101,299,287)
Net unrealized appreciation (depreciation)	$(66,211,589)
Tax Cost	$3,678,762,663

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$173,028
Capital loss carryforward	$(185,491,004)
Net unrealized appreciation (depreciation) on securities and other investments	$(66,223,113)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(37,870,639)
Long-term	(147,620,365)
Total capital loss carryforward	$(185,491,004)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$135,762,217	$ 125,649,885

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity VIP Investment Grade Central Fund
Credit Risk
Swaps	(28,031)	(28,260)
Total Credit Risk	(28,031)	(28,260)
Interest Rate Risk
Futures Contracts	(16,086)	(141,526)
Purchased Options	(35,504)	(129,516)
Swaps	344,048	(161,888)
Total Interest Rate Risk	292,458	(432,930)
Totals	264,427	(461,190)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	2,215,436,077	2,040,198,432
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity VIP Investment Grade Central Fund	763	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,963.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager 50% Portfolio	9.4
VIP Asset Manager 70% Portfolio	2.0
VIP Balanced Portfolio	88.6
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of Fidelity VIP Investment Grade Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $135,762,217 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investment Grade Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that FMR does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.831202.119
VIGC-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026